UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               Michael P. Malloy
                           Drinker Biddle & Reath LLP
                            18th and Cherry Streets
                                Philadelphia, PA
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 610-251-0268

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005

Item 1.    Reports to Stockholders.

TURNER FUNDS

                                                               SEMIANNUAL REPORT

                                                      March 31, 2005 (unaudited)



                                  GROWTH FUNDS
--------------------------------------------------------------------------------
                          Turner Large Cap Growth Fund
                             Turner Core Growth Fund
                          Turner Strategic Growth Fund
                            Turner Midcap Growth Fund
                          Turner Small Cap Growth Fund
                          Turner Micro Cap Growth Fund
                                   CORE FUNDS
--------------------------------------------------------------------------------
                          Turner Small Cap Equity Fund
                             SECTOR/SPECIALTY FUNDS
--------------------------------------------------------------------------------
                             Turner Technology Fund
                         Turner Concentrated Growth Fund
                           Turner New Enterprise Fund

       CONTENTS


   2   Letter to Shareholders

   5   Total returns of Turner Funds

   7   Investment review:
       Turner Large Cap Growth Fund

   8   Investment review:
       Turner Core Growth Fund

   9   Investment review:
       Turner Strategic Growth Fund

  10   Investment review:
       Turner Midcap Growth Fund

  11   Investment review:
       Turner Small Cap Growth Fund

  12   Investment review:
       Turner Micro Cap Growth Fund

  13   Investment review:
       Turner Small Cap Equity Fund

  14   Investment review:
       Turner Technology Fund

  15   Investment review:
       Turner Concentrated Growth Fund

  16   Investment review:
       Turner New Enterprise Fund

  17   Financial Statements

  64   Notes to Financial Statements

  69   Board of Trustees Considerations in Approving the Advisory Agreement

  70   Disclosure of Fund Expenses

TURNER FUNDS
As of March 31, 2005 the Turner Funds offered a series of ten mutual funds to individual and institutional investors. Except for the Turner Core Growth Fund, which is for institutional investors only and requires a $250,000 minimum initial investment, the minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, Inc., serves as the investment adviser for the Small Cap Equity Fund. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $15 billion in equity portfolios on behalf of individuals and institutions.

SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com, or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

                                         TURNER FUNDS 2005 SEMIANNUAL REPORT   1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS


How quickly investor sentiment can change. For proof, you need look no further than the six-month period ended March 31, 2005, that's the subject of this letter.

In the first three months of the period, from October through December 2004, the stock market, as represented by the S&P 500 Index, soared more than 9%. Investor sentiment was upbeat, fortified by corporate earnings reports that continued to exceed Wall Street analysts' expectations, the resolution of the Bush-Kerry presidential election, the stabilizing of oil prices, moderate increases in interest rates, and generally favorable economic news.

Then, in the remaining three months of the period, from January through March 2005, investors suddenly turned as wary as woodchucks crossing a superhighway. Profit-taking, oil prices soaring to a record $57.60, signs of slowing in the domestic and global economies, and indications that the Federal Reserve was prepared to raise interest rates more aggressively to keep inflation in check -- all conspired to unsettle investors and depress stocks. The S&P 500 Index fell more than 2%.

IN ALL, STOCKS PERFORM WELL

In the wake of fluctuating investors' moods and stock prices, the ultimate result was a highly respectable performance for the market for the entire six-month period: the S&P 500 Index finished up 6.88% -- a return that, when annualized, is above the long-term average. Smaller stocks and value stocks did even better. The Russell Midcap Index gained 13.37%, the small-stock Russell 2000 Index climbed 8.00%, and the broad-based Russell 3000 Value Index was up 10.32%, beating its growth counterpart by 5.40 percentage points.

Our own 10 stock Funds -- our growth, sector/specialty, and core funds -- all produced positive returns, for the six month period, the result of a combination of strong performance in the first half of the period and losses in the second half. That was more or less how we had expected them to perform, given the market environment. Indeed, our Funds have tended to exhibit certain patterns. Although past performance is no assurance of future results, when the market goes up, our Funds generally tend to record market gains. When the market goes down, our Funds generally tend to record market-like losses, or worse.

In fact, we think any success that our funds have achieved in attracting assets over the years can be attributed at least partly to their performance. In the mutual-fund business, some funds fail to produce results in line with expectations because of their managers' inability to adhere to their investment disciplines (in the same spirit as Mae West's observation that "I used to be Snow White, but I drifted.") Our Funds have generally outperformed relative to their benchmark during rising markets and, more importantly, do well over time because we haven't drifted; we have remained true to our investment processes. That's been especially true of our growth funds; when the stock market goes up and growth stocks do well, shareholders typically look to our growth funds for strong returns. Although we believe Turner Funds will perform well by not drifting from our investment philosophy, market down turns do occur and they can negatively impact Fund performance. We cannot guarantee that our disciplined investment style will produce favorable Fund performance for our shareholders.

FUND PERFORMANCE

Reflecting the market's own strengths in the most recent six-month period, our small and mid-cap funds generally produced the best gains. Six of our 10 funds -- the Turner Large Cap Growth Fund, the Turner Core Growth Fund, the Turner Strategic Growth Fund, the Turner Midcap Growth Fund, the Turner Micro Cap Growth Fund, and the Turner New Enterprise Fund -- outperformed their benchmarks, for the six month period ended March 31, 2005.

Here are the specific returns for each of our Funds and their benchmarks in the past six months:

--------------------------------------------------------------------------------
TOTAL RETURNS
Six-month period ended March 31, 2005

GROWTH FUNDS
TURNER LARGE CAP GROWTH FUND                           4.01%
Russell Top 200 Growth Index                           2.42

TURNER CORE GROWTH FUND                                9.28
S&P 500 Index                                          6.88
Russell 1000 Growth Index                              4.71

TURNER STRATEGIC GROWTH FUND                           8.00
Russell Top 200 Growth Index                           2.42
Russell 1000 Growth Index                              4.71
--------------------------------------------------------------------------------


2    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                  March 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND
CLASS I SHARES                                        13.43%
CLASS II SHARES                                       13.15
Russell Midcap Growth Index                           12.04

TURNER SMALL CAP GROWTH FUND                           4.17
Russell 2000 Growth Index                              7.23

TURNER MICRO CAP GROWTH FUND                          13.45
Russell 2000 Growth Index                              7.23

CORE FUND
TURNER SMALL CAP EQUITY FUND
CLASS II SHARES                                        6.97
Russell 2000 Index                                     8.00

SECTOR/SPECIALTY FUNDS
TURNER TECHNOLOGY FUND                                 5.23
Pacific Stock Exchange
   Technology 100 Index                                6.75
Goldman Sachs Technology
   Composite Index*                                    4.80

TURNER CONCENTRATED GROWTH FUND                        5.15
S&P 500 Index                                          6.88

TURNER NEW ENTERPRISE FUND                            11.50
Nasdaq Composite Index                                 5.73
--------------------------------------------------------------------------------

* The Turner Technology Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only. The Goldman Sachs technology industry composite is a market-capitalization weighted index of 190 stocks designated to measure the performance of companies in the technology sector.

For an analysis of the six-month performance of each fund, see the investment-review commentaries beginning on page 7.

As we have repeatedly emphasized, we think the best measure of a fund is how it has performed over the longest possible time span -- ideally, over a full bull-and-bear cycle or at the very least since inception. So we deem it of some significance that eight of our 10 Funds have outperformed their indices since inception; their track records range from more than three years (the Turner Small Cap Equity Fund) to more than 11 years (the Turner Small Cap Growth Fund).

We can't guarantee, of course, outperformance. But what we can say is that our Funds will continue to be managed strictly according to their investment disciplines, which we think improves the chances that they will continue to perform as expected in up and down markets.


MARKET'S SHORT-TERM PROSPECTS SEEM GOOD

Going forward, we think it's reasonable to expect stocks will maintain a generally upward bias (with the inevitable setbacks along the way). In the short term, we think a number of positive catalysts are in place for a rising stock market in the remainder of 2005. Most importantly, we think corporate earnings will be stronger than expected. If stocks are to rally, it's likely to depend largely on how investors react to earnings reports.

So far the reports have been mainly favorable. About 67% of the S&P 500 Index companies reported fourth-quarter earnings growth that exceeded Wall Street analysts' estimates. (The historical average for positive earnings surprises has been 59%.) We expect more of the same -- more upside surprises -- for first-quarter earnings. Current estimates call for year-over-year earnings growth of 7.8% by the S&P 500 Index companies in the first quarter. We think the actual number may turn out to be far higher, in the range of 11-13%. (For all of 2005, the median Wall Street analysts' forecast for the S&P 500 Index companies' earnings growth is 11.5%, I/B/E/S International reported.) And we think by mid-year the Federal Reserve will likely have completed its tweaking of interest rates upwards, which should help slow down the economy and thus ease investor minds' about the threat of inflation, which should in turn set the stage for stock prices in aggregate to advance.

Although there has been a good deal of hand-wringing about the prospect of above-average valuations dampening the return potential of stocks, we think it's telling that the differential between S&P 500 Index companies' earnings yield and the BBB corporate bonds' yield is almost exactly the same at March 31 --
0.91 percentage points -- as it was at the bear-market low in October 2002. What's more, the price-earnings-to-earnings-growth rate of growth stocks is lower than that of value stocks (which means that growth is attractively priced relative to value in terms of prospective earnings power).

WILL GROWTH FLOURISH?

In fact we continue to think that growth stocks, after lagging value so markedly over the past five years, will sooner or later revert to the mean and improve their relative performance. Last year was the fifth consecutive year that value generally beat growth. We think it is unlikely that the underperformance of growth stocks will persist, based on both probabilities and historical patterns. During the past eight decades, growth or value stocks have at times built substantial

                                           TURNER FUNDS 2005 SEMIANNUAL REPORT 3

--------------------------------------------------------------------------------
                                                                  March 31, 2005


records of outperformance. But that performance premium has inevitably disappeared, as the cold asset class thawed and the hot asset class fizzled. The economist Herbert Stein, chairman of the Council of Economic Advisers under Presidents Ford and Nixon, devised a principle he called Stein's Rule: "If something can't go on forever, it won't." As we see it, the underperformance of growth stocks can't go on forever, so it won't.

We also think that the underperformance of large-cap stocks, now in its sixth year, won't go on forever. For one thing, large caps are relatively inexpensive versus small caps. For another, we believe large companies' earnings may outpace those of smaller firms.

For our part, we have invested our Funds in growth stocks (and in the case of the Small Cap Equity Fund, in growth and value stocks) that we think have especially good return potential: stocks of companies in the Internet, health and wellness, brokerage, financial-transaction-processing, energy, biotechnology, medical-products, software, data-security, semiconductor, and wireless industries.

With our Funds positioned that way for the near term, I look forward to reporting to you six months hence about how those investments did pan out. As noted earlier, the market can be affected by quick changes in investor sentiment, for better or worse. But our own investing sentiment is optimistic in the near term. And in the long run we think it pays to be an optimist rather than a pessimist about stocks, in light of their historical propensity to create more wealth than any other asset class has.

In closing, we thank you for entrusting your money with us. As has been our practice from the outset, your money in the Turner Funds is pooled with that of our own portfolio managers. In December, Morningstar, the mutual-fund research firm, noted with approval that "Turner portfolio managers invest heavily in their funds." So our and your fortunes will remain entwined for as long as you choose to invest in the Turner Funds. As always, we pledge to do our level best to maximize the returns on your -- and our -- money.



/S/Signature


Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS


PAST PERFORMANCE IS NO ASSURANCE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS, INC., AS OF MARCH 31, 2005, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDICES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.


[Photo of Mr. Turner omitted]

BOB TURNER

4    TURNER FUNDS 2005 SEMIANNUAL REPORT

PERFORMANCE
--------------------------------------------------------------------------------


TOTAL RETURNS OF TURNER FUNDS
Through March 31, 2005

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 224-6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR MOST RECENT MONTH-END PERFORMANCE INFORMATION.


                                                  Year                                            (Annualized)     Total
                                          Six       to         One     Three      Five       Ten      Since      Net Assets
Fund Name/Index                          Month     Date       Year     Years      Years     Years   inception      ($mil)


GROWTH
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND             4.01     (5.28)     (1.88)    (0.40)      N/A       N/A     (13.36)      $63.96
Russell Top 200 Growth Index             2.42     (4.90)     (1.08)    (2.55)      n/a       n/a     (12.05)
Russell 1000 Growth Index                4.71     (4.09)      1.16     (0.69)      n/a       n/a     (10.78)
S&P 500 Index                            6.88     (2.15)      6.69      2.75       n/a       n/a      (2.96)
INCEPTION DATE: 6/14/00

---------------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND                  9.28     (2.42)      5.11      2.50       N/A       N/A      (0.84)       $5.38
S&P 500 Index                            6.88     (2.15)      6.69      2.75       n/a       n/a       0.45
Russell 1000 Growth Index                4.71     (4.09)      1.16     (0.69)      n/a       n/a      (2.68)
INCEPTION DATE: 02/28/01

---------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC GROWTH FUND             8.00     (5.74)     (0.19)     3.09     (12.89)     N/A       6.44        $6.73
Russell Top 200 Growth Index             2.42     (4.90)     (1.08)    (2.55)    (12.32)     n/a       2.85
Russell 1000 Growth Index                4.71     (4.09)      1.16     (0.69)    (11.28)     n/a       3.52
S&P 500 Index                            6.88     (2.15)      6.69      2.75      (3.16)     n/a       6.73
INCEPTION DATE: 1/31/97

---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES                          13.43     (2.54)      4.84      4.16      (9.75)     N/A      13.65      $932.54
CLASS II SHARES                         13.15     (2.66)      4.37      3.65      (9.74)**   N/A      13.43**
Russell Midcap Growth Index             12.04     (1.67)      8.31      6.19      (7.30)     n/a       7.66
INCEPTION DATE: 10/1/96

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)          4.17     (7.30)      0.32      4.72      (7.94)    13.59     13.78      $236.44
Russell 2000 Growth Index                7.23     (6.83)      0.87      4.01      (6.60)     5.80      5.41
INCEPTION DATE: 2/7/94

---------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)         13.45     (1.34)     14.57     11.32      10.42      N/A      31.51      $437.02
Russell 2000 Growth Index                7.23     (6.83)      0.87      4.01      (6.60)     n/a       0.66
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------


CORE FUNDS
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)
CLASS II SHARES                          6.97     (2.30)      6.59     15.70       N/A       N/A      17.44       $56.70
Russell 2000 Index                       8.00     (5.34)      5.41      8.05       n/a       n/a       9.19
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------

** Class II Shares were offered beginning on September 24, 2001. Class II Shares' performance for the periods prior to September 24, 2001 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.

                                           TURNER FUNDS 2005 SEMIANNUAL REPORT 5

--------------------------------------------------------------------------------

Through March 31, 2005

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 224-6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR MOST RECENT MONTH-END PERFORMANCE INFORMATION.


                                                   Year                                           (Annualized)     Total
                                          Six       to         One      Three      Five      Ten      Since     Net Assets
Fund Name/Index                          Month     Date       Year      Years      Years    Years   inception     ($mil)


SPECIALTY
--------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)             5.23    (11.92)     (7.01)    (2.75)    (25.23)     N/A      (3.97)      $13.71
Pacific Stock Exchange
    Technology 100 Index                 6.75     (6.85)      1.86      2.23      (8.76)     n/a       3.60
Goldman Sachs Technology
    Composite Index*                     4.80     (8.70)     (5.00)    (2.27)    (19.80)     n/a      (9.19)
INCEPTION DATE: 6/30/99

--------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                              5.15     (8.25)    (10.26)    (4.88)    (20.76)     N/A      (2.32)      $31.93
S&P 500 Index                            6.88     (2.15)      6.69      2.75      (3.16)     n/a      (1.10)
NASDAQ 100 Index                         5.15     (8.46)      3.42      0.91     (19.42)     n/a      (7.19)
INCEPTION DATE: 6/30/99

--------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND              11.50     (9.84)     (3.82)     5.11       N/A       N/A     (13.43)       $8.85
NASDAQ Composite Index                   5.73     (7.95)      0.82      3.20       n/a       n/a     (13.06)
INCEPTION DATE: 6/30/00
--------------------------------------------------------------------------------------------------------------------------

* The Turner Technology Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only. The Goldman Sachs technology industry composite is a market-capitalization weighted index of 190 stocks designated to measure the performance of companies in the technology sector.

Returns less than one year are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD EARNINGS PROJECTIONS ARE NOT PREDICATORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

(1) INVESTING IN TECHNOLOGY AND SCIENCE COMPANIES AND SMALL AND MID CAPITALIZATION COMPANIES MAY SUBJECT THE FUNDS TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS.

(2) FUNDS THAT TAKE A FOCUS OR SECTOR SPECIFIC APPROACH ARE SUBJECT TO GREATER RISK FROM DOWNTURNS AFFECTING A SPECIFIC ISSUER OR INDUSTRY.

THE TURNER FUNDS ARE DISTRIBUTED BY CONSTELLATION INVESTMENT DISTRIBUTION COMPANY, INC., BERWYN, PA 19312. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.



6    TURNER FUNDS 2005 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND
(FORMERLY TURNER DISCIPLINED LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2005

o  Ticker symbol TSGEX
o  CUSIP #87252R839
o  Top 5 holdings
   (1) Johnson & Johnson
   (2) Pfizer
   (3) Microsoft
   (4) PepsiCo
   (5) Intel
o  % in 5 largest holdings 23.9%+
o  Number of holdings 52
o  Price/earnings ratio 20.0
o  Weighted average market capitalization $90.60 billion
o  % of holdings with positive earnings surprises 81.2%
o  % of holdings with negative earnings surprises 17.0%
o  Net assets $64 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER LARGE CAP GROWTH FUND:
JUNE 14, 2000-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                      6/14/00      Sep 00        Sep 01        Sep 02        Sep 03        Sep 04        Mar 05
Turner Large Cap Growth Fund          $10,000      $9,810        $4,700        $3,500        $4,620        $4,835        $5,029
Russell Top 200 Growth Index          $10,000      $9,546        $5,318        $4,053        $4,978        $5,273        $5,400
Russell 1000 Growth Index             $10,000      $9,691        $5,268        $4,082        $5,140        $5,526        $5,786


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                       PAST                PAST                PAST              SINCE
                                                    SIX MONTHS           ONE YEAR           THREE YEARS        INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund                          4.01%              (1.88)%             (0.40)%           (13.36)%
Russell Top 200 Growth Index                          2.42%              (1.08)%             (2.55)%           (12.05)%
----------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[Bar chart omitted -- plot points are as follows:]

25.5% Healthcare
22.4% Information Technology
18.4% Consumer Discretionary
11.4% Consumer Staples
10.4% Financials
3.6% Producer Durables
2.5% Materials & Processing
2.3% Cash Equivalents ++
1.9% Autos/Transportation
0.9% Utilities/Telecommunication Services
0.7% Energy

--------------------------------------------------------------------------------


MANAGERS DISCUSSION AND ANALYSIS

Good performance in financial-services and technology stocks helped the Turner Large Cap Growth Fund to reap a 4.01% gain in the six-month period ended March
31. That return outperformed the Russell Top 200 Growth Index's 2.42% rise by
1.59 percentage points.

The Fund's financial-services and technology positions represented 33% of the portfolio. Brokerage, financial-transaction-processing, semiconductor, personal-computer, and software stocks did especially well. Altogether, seven of the Fund's 10 sector positions outperformed the index sectors. Health-care stocks, a 26% weighting, impaired results the most; biotechnology and medical-instruments stocks performed below par.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Large Cap Growth Fund was June 14, 2000.
+    Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                           TURNER FUNDS 2005 SEMIANNUAL REPORT 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TTMEX
o  CUSIP #900297847
o  Top 5 holdings
   (1) Citigroup
   (2) General Electric
   (3) PepsiCo
   (4) Microsoft
   (5) Johnson & Johnson
o  % in 5 largest holdings 12.2%+
o  Number of holdings 90
o  Price/earnings ratio 18.9
o  Weighted average market capitalization $65.23 billion
o  % of holdings with positive earnings surprises 82.7%
o  % of holdings with negative earnings surprises 14.5%
o  Net assets $5 million



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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CORE GROWTH FUND:
FEBRUARY 28, 2001-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                   2/28/01         Sep 01        Sep 02           Sep 03          Sep 04          Mar 05
Turner Core Growth Fund            $10,000         $8,181        $6,291           $8,041          $8,841          $9,661
S&P 500 Index                      $10,000         $8,459        $6,726           $8,366          $9,527         $10,182
Russell 1000 Growth Index          $10,000         $7,787        $6,034           $7,598          $8,169          $8,553




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                          PAST              PAST               PAST             SINCE
                                                       SIX MONTHS         ONE YEAR          THREE YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------
Turner Core Growth Fund                                  9.28%             5.11%              2.50%           (0.84)%
S&P 500 Index                                            6.88%             6.69%              2.75%            0.45%
Russell 1000 Growth Index                                4.71%             1.16%             (0.69)%          (2.68)%
------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar chart omitted -- plot points are as follows:]

19.8% Financials
17.2% Consumer Discretionary
13.6% Information Technology
12.8% Healthcare
8.4%  Energy
7.6%  Consumer Staples
6.5%  Utilities/Telecommunication Services
4.8%  Producer Durables
4.6%  Materials & Processing
2.5%  Autos/Transportation
2.2%  Cash Equivalent


MANAGERS DISCUSSION AND ANALYSIS

Good stock selection powered the Turner Core Growth Fund to a 9.28% gain in the six-month period ended March 31. As a result the Fund outperformed the S&P 500 Index's 6.88% rise by 2.40 percentage points and the Russell 1000 Growth Index's 4.71% return by 4.57 percentage points.

Nine of the Fund's 10 sector positions beat their index sectors.
Utilities/communication and energy stocks, which amounted to a 15% weighting, enhanced the Fund's results the most. Winners here included natural-gas distribution, wireless-carrier, oil-production, and oil-services stocks. A 5% position in the producer-durables sector, mainly semiconductor-capital-equipment shares, was the sole detractor from performance.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. The inception date of the Turner Core Growth Fund was February 28, 2001.
+    Percentages based on total investments.


8    TURNER FUNDS 2005 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER STRATEGIC GROWTH FUND
(FORMERLY TURNER LARGE CAP GROWTH OPPORTUNITIES FUND)



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TLCGX
o  CUSIP #900297870
o  Top 5 holdings
   (1) Intel
   (2) Dell
   (3) Texas Instruments
   (4) Yahoo!
   (5) Google, Cl A
o  % in 5 largest holdings 15.0%+
o  Number of holdings 61
o  Price/earnings ratio 22.9
o  Weighted average market capitalization $36.28 billion
o  % of holdings with positive earnings surprises 85.2%
o  % of holdings with negative earnings surprises 11.7%
o  Net assets $7 million



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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER STRATEGIC GROWTH FUND:
JANUARY 31, 1997-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                     1/31/97        Sep 97         Sep 98          Sep 99          Sep 00          Sep 01
Turner Strategic Growth Fund         $10,000       $12,280        $14,399         $20,587         $30,363         $14,055
Russell Top 200 Growth Index         $10,000       $12,013        $14,166         $19,019         $22,233         $12,386
S&P 500 Index                        $10,000       $12,202        $13,307         $17,006         $19,264         $14,136
Russell 1000 Growth Index            $10,000       $12,011        $13,344         $17,995         $22,211         $12,074


                                          Sep 02        Sep 03       Sep 04         Mar 05
Turner Strategic Growth Fund             $10,280       $14,585      $15,412        $16,645
Russell Top 200 Growth Index              $9,439       $11,593      $12,281        $12,578
S&P 500 Index                            $11,240       $13,981      $15,920        $17,015
Russell 1000 Growth Index                 $9,356       $11,781      $12,666        $13,262

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (1) (PERIODS ENDING MARCH 31, 2005)

                                                          PAST           PAST           PAST           PAST         SINCE
                                                       SIX MONTHS      ONE YEAR      THREE YEARS    FIVE YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Turner Strategic Growth Fund                             8.00%         (0.19)%         3.09%        (12.89)%       6.44%
Russell 1000 Growth Index (2)                            4.71%          1.16%         (0.69)%       (11.28)%       3.52%
Russell Top 200 Growth Index                             2.42%         (1.08)%        (2.55)%       (12.32)%       2.85%
------------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar chart omitted -- plot points are as follows:]

27.5% Information Technology
24.1% Consumer Discretionary
19.7% Healthcare
10.4% Financials
6.0%  Producer Durables
5.3%  Materials & Processing
2.5%  Energy
2.4%  Utilities/Telecommunication Services
1.3%  Cash Equivalents ++
0.8%  Consumer Staples


MANAGERS DISCUSSION AND ANALYSIS

Consistently good stock picking enabled the Turner Strategic Growth Fund to post an 8.00% gain in the six-month period ended March 31. The Fund outdistanced the 4.71% advance of its index, the Russell 1000 Growth Index, by 3.29 percentage points and the 2.42% rise of the Russell Top 200 Growth Index by 5.58 percentage points.

Eight of the Fund's nine sector investments returned more than their index sectors did. The Fund held investments in the financial-services and materials/processing sectors that added the most extra return; they constituted 16% of holdings. Banking, diversified-financial, and metals shares performed especially well. Conversely, the Fund's health-care holdings, an 20% weighting, recorded a loss and impaired performance. Biotechnology and medical-device stocks detracted the most.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Strategic Growth Fund was January 31, 1997.
(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.
(2) Effective January 31, 2005, the Russell 1000 Growth Index replaced the Russell Top 200 Growth Index as one of the Fund's benchmarks to reflect the change in the Fund's investment strategy.
+    Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                           TURNER FUNDS 2005 SEMIANNUAL REPORT 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TMGFX,
   Class I Shares
o  CUSIP #900297409,
   Class I Shares
o  Top 5 holdings
   (1) Apple Computer
   (2) WellPoint
   (3) Marriott International, Cl A
   (4) Coach
   (5) C.R. Bard
o  % in 5 largest holdings 9.1%+
o  Number of holdings 120
o  Price/earnings ratio 22.2
o  Weighted average market capitalization $7.13 billion
o  % of holdings with positive earnings surprises 86.1%
o  % of holdings with negative earnings surprises 11.7%
o  Net assets $933 million, Class I Shares


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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 1, 1996-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                                10/1/96         Sep 97        Sep 98           Sep 99          Sep 00
Turner Mid Cap Growth Fund, Class I             $10,000        $14,377       $14,555          $26,792         $52,874
Russell Midcap Growth Index                     $10,000        $13,029       $11,808          $16,200         $25,979

                                                 Sep 01          Sep 02        Sep 03       Sep 04        Mar 05
Turner Mid Cap Growth Fund, Class I             $21,678         $17,169       $24,346      $26,152       $29,665
Russell Midcap Growth Index                     $12,530         $10,588       $14,705      $16,717       $18,730



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                          PAST           PAST           PAST           PAST         SINCE
                                                       SIX MONTHS      ONE YEAR      THREE YEARS    FIVE YEARS    INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund, Class I Shares               13.43%          4.84%           4.16%        (9.75)%      13.65%
Turner Midcap Growth Fund, Class II Shares              13.15%          4.37%           3.65%        (9.74)%**    13.43%**
Russell Midcap Growth Index                             12.04%          8.31%           6.19%        (7.30)%       7.66%
----------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar chart omitted -- plot points are as follows:]

23.8% Consumer Discretionary
18.0% Information Technology
17.8% Healthcare
10.6% Financials
8.4%  Producer Durables
4.6%  Cash Equivalents ++
4.5%  Energy
4.0%  Materials & Processing
3.3%  Utilities/Telecommunication Services
2.7%  Consumer Staples
2.3%  Autos/Transportation


MANAGERS DISCUSSION AND ANALYSIS

The Turner Midcap Growth Fund benefited from the strong performance of mid-cap growth stocks in the six-month period ended March 31. The Russell Midcap Growth Index advanced 12.04%, a return superior to that of large-cap growth and small-cap growth indices. For its part, the Fund gained 13.43%, outperforming its benchmark by 1.39 percentage points.

Good relative returns in the consumer-discretionary/services and technology sectors, a 42% weighting, added the most value to the Fund's results. Internet, gaming, hotel, restaurant, wireless, computer-services, personal-computer, software, and semiconductor stocks were notable contributors. Altogether, seven of 10 sector positions outperformed their corresponding index sectors. Utilities/communication stocks, led by telecommunications holdings, were the Fund's biggest gainer, up about 40%.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) was October 1, 1996.
** Class II Shares were offered beginning on September 24, 2001. Class II Shares' performance for the periods prior to September 24, 2001 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.
+    Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

10    TURNER FUNDS 2005 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 5 holdings
   (1) Immucor
   (2) Genesis HealthCare
   (3) Resmed
   (4) Sierra Health Services
   (5) Scientific Games, Cl A
o  % in 5 largest holdings 7.3%+
o  Number of holdings 131
o  Price/earnings ratio 21.7
o  Weighted average market capitalization $1.19 billion
o  % of holdings with positive earnings surprises 74.7%
o  % of holdings with negative earnings surprises 23.2%
o  Net assets $236 million


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        VALUE                  GROWTH

               INVESTMENT STYLE




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP GROWTH FUND:
SEPTEMBER 30, 1994-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                      9/30/94       Sep 95         Sep 96          Sep 97          Sep 98
Turner Small Cap Growth Fund         $10,000       $15,347        $23,393         $27,286         $22,675
Russell 2000 Growth Index            $10,000       $12,818        $14,434         $17,805         $13,384

                                      Sep 99          Sep 00        Sep 01       Sep 02         Sep 03         Sep 04         Mar 05
Turner Small Cap Growth Fund         $36,085         $56,317       $28,266      $22,793        $34,099        $38,525        $40,131
Russell 2000 Growth Index            $17,751         $23,016       $13,213      $10,814        $15,325        $17,152        $18,392



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                              PAST           PAST           PAST          PAST         PAST         SINCE
                                           SIX MONTHS      ONE YEAR      THREE YEARS   FIVE YEARS    TEN YEARS    INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund                  4.17%          0.32%         4.72%        (7.94)%      13.59%        13.78%
Russell 2000 Growth Index                     7.23%          0.87%         4.01%        (6.60)%       5.80%         5.41%
----------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[Bar chart omitted -- plot points are as follows:]

21.6% Consumer Discretionary
17.0% Healthcare
15.7% Information Technology
11.3% Cash ++
9.9%  Financials
8.5%  Product Durables
6.0%  Materials & Processing
5.5%  Energy
2.4%  Autos/Transportation
1.1%  Utilities/Telecommunication Services
1.0%  Consumer Staples

--------------------------------------------------------------------------------


MANAGERS DISCUSSION AND ANALYSIS

The Turner Small Cap Growth Fund was helped by strength in small-cap stocks generally in the six-month period ended March 31. The Fund gained 4.17% but underperformed the Russell 2000 Growth Index's 7.23% rise by 3.06 percentage points.

Four of the Fund's 10 sector positions beat their index-sector counterparts. The Fund's health-care and technology stocks, a 33% weighting, performed best in relative terms, recording gains that represented substantial margins of outperformance over their index counterparts. Winners included biotechnology, medical-device, health-care-facility, medical-device, semiconductor, software, and data-networking stocks. A 22% position in consumer-discretionary/services and producer-durables stocks, particularly Internet, retailing, and semiconductor-capital-equipment shares, were a drag on performance.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.
+    Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TMCGX
o  CUSIP #872524301
o  Top 5 holdings
   (1) United Therapeutics
   (2) Comstock Resources
   (3) ESCO Technologies
   (4) Charles River Associates
   (5) Intuitive Surgical
o  % in 5 largest holdings 6.7%+
o  Number of holdings 113
o  Price/earnings ratio 18.0
o  Weighted average market capitalization $0.72 billion
o  % of holdings with positive earnings surprises 71.9%
o  % of holdings with negative earnings surprises 26.5%
o  Net assets $437 million


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T   M             |           |
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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                 2/28/98   Sep 98    Sep 99    Sep 00     Sep 01     Sep 02     Sep 03      Sep 04     Mar 05
Turner Micro Cap Growth Fund     $10,000   $9,882   $21,093   $48,308    $38,535    $38,489    $49,709     $61,410    $69,670
Russell 2000 Growth Index        $10,000   $7,625   $10,113   $13,113     $7,528     $6,161     $8,731      $9,772    $10,479


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                          PAST           PAST           PAST           PAST         SINCE
                                                       SIX MONTHS      ONE YEAR      THREE YEARS    FIVE YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund                            13.45%         14.57%         11.32%         10.42%       31.51%
Russell 2000 Growth Index                                7.23%          0.87%          4.01%         (6.60)%       0.66%
------------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[Bar chart omitted -- plot points are as follows:]

32.1% Cash Equivalents ++
14.2% Consumer discretionary
13.1% Healthcare
7.9% Product durables
7.8% Financials
7.4% Information technology
6.4% Materials & processing
5.4% Energy 4.0% Autos/transportation
4.0% Autos/Transportation
0.9% Utilities/telecommunication services
0.8% Consumer staples


MANAGER DISCUSSION AND ANALYSIS

The six months ended March 31 were a good period of performance for small-cap stocks. The Turner Micro Cap Growth Fund did even better, producing a 13.45% gain that far outdistanced its benchmark, the Russell 2000 Growth Index. The Fund's performance premium over the index's 7.23% return was 6.22 percentage points.

The Fund's stock selection was good, with nine of 10 sector positions outperforming their corresponding index sectors. Materials/processing, consumer-discretionary/services, and health-care holdings, a 34% weighting in aggregate, contributed the most to performance. Metals, metal-fabricating, building, Internet, commercial-services, biotechnology, specialty-pharmaceutical, and medical-systems stocks were especially strong. The lone detractor from performance were the Fund's energy holdings, which emphasized energy-services shares.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Micro Cap Growth Fund was February 27, 1998.
+  Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

12    TURNER FUNDS 2005 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------

FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TSEIX
o  CUSIP #87252R714
o  Top 5 holdings
   (1) Laidlaw International
   (2) Intergraph
   (3) R.H. Donnelley
   (4) NAM TAI Electronics
   (5) Jarden
o  % in 5 largest holdings 8.5%+
o  Number of holdings 103
o  Price/earnings ratio 17.4
o  Weighted average market capitalization $1.40 billion
o  Net assets $57 million


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I                 |           |
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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                                 3/4/02         Sep 02        Sep 03           Sep 04          Mar 05
Turner Small Cap Equity Fund                    $10,000         $9,299       $12,278          $15,317         $16,384
Russell 2000 Index                              $10,000         $7,485       $10,217          $12,134         $13,105


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                       PAST                PAST                PAST              SINCE
                                                    SIX MONTHS           ONE YEAR           THREE YEARS        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund                          6.97%               6.59%              15.70%             17.44%
Russell 2000 Index                                    8.00%               5.41%               8.05%              9.19%
------------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar chart omitted -- plot points are as follows:]

18.4% Consumer discretionary
17.8% Financials
13.3% Healthcare
12.2% Information technology
8.8%  Materials & processing
7.9%  Product durables
6.2%  Energy
4.8%  Utilities/telecommunication services
4.6%  Autos/transportation
3.4%  Cash Equivalents ++
2.6%  Consumer staples


MANAGERS DISCUSSION AND ANALYSIS

The Turner Small Cap Equity Fund gained 6.97% in the six-month period ended March 31. That return trailed the Russell 2000 Index's 8.00% advance by 1.03 percentage points.

The Fund is invested in both growth and value stocks, and its value holdings generally produced the highest returns. Six of 10 sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by health-care, utilities/communication, and technology stocks, which represented 30% of the Fund. Utilities/communication and technology were slightly overweighted. Consumer-staples stocks produced the highest absolute return, 35%. An underweighted 27% position in materials/processing and consumer-discretionary/services stocks hurt results the most.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Equity Fund was March 4, 2002.
+  Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND

--------------------------------------------------------------------------------

FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TTECX
o  CUSIP #87252R870
o  Top 5 holdings
   (1) Apple Computer
   (2) Oracle
   (3) VeriSign
   (4) Citrix Systems
   (5) Intel
o  % in 5 largest holdings 22.5%+
o  Number of holdings 34
o  Price/earnings ratio 27.7
o  Weighted average market capitalization $22.55 billion
o  % of holdings with positive earnings surprises 95.7%
o  % of holdings with negative earnings surprises 4.3%
o  Net assets $14 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |     X
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                            6/30/99    Sep 99    Sep 00   Sep 01   Sep 02   Sep 03     Sep 04    Mar 05
Turner Technology Fund                      $10,000   $14,060   $35,059   $6,619   $4,110   $7,202     $7,528    $7,922
Pacific Exchange Technology 100 Index       $10,000   $10,467   $17,345   $8,652   $6,470  $10,372    $11,484   $12,259
Goldman Sachs Technology Composite Index    $10,000   $10,523   $14,251   $4,972   $3,240   $5,378     $5,479    $5,742


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                          PAST          PAST           PAST           PAST          SINCE
                                                       SIX MONTHS     ONE YEAR      THREE YEARS    FIVE YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund                                   5.23%         (7.01)%       (2.75)%       (25.23)%       (3.97)%

Pacific Stock Exchange Technology 100 Index              6.75%          1.86%         2.23%         (8.76)%        3.60%

Goldman Sachs Technology Composite Index**               4.80%         (5.00)%       (2.27)%       (19.80)%       (9.19)%
------------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

[Bar chart omitted -- plot points are as follows:]

67.5% Information technology
14.1% Consumer discretionary
10.9% Product durables
5.5%  Healthcare
2.0%  Utilities/telecommunication services


MANAGERS DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Technology Fund gained 5.23%. The Fund outperformed the Goldman Sachs Technology Composite Index's 4.80% return by 0.43 percentage points and underperformed the Pacific Stock Exchange Technology 100 Index's 6.75% return by 1.52 percentage points.

The greatest degree of extra return was generated by semiconductor, Internet, e-commerce, telecommunications, and software stocks. Semiconductor stocks in particular were overweighted because they tend to perform well as the economic cycle matures, and that's exactly how they performed. Telecommunications stocks benefited from an improvement in the industry's profitability. Biotechnology and medical-device shares lagged, hurt by bearish investor sentiment about the health-care sector as a whole and some disappointing introductions of new drugs.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Technology Fund was June 30, 1999.
** The Turner Technology Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only. The Goldman Sachs technology industry composite is a market-capitalization weighted index of 190 stocks designated to measure the performance of companies in the technology sector.
+  Percentages based on total investments.


14    TURNER FUNDS 2005 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------

FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TTOPX
o  CUSIP #87252R862
o  Top 5 holdings
   (1) Yahoo!
   (2) Intel
   (3) Apple Computer
   (4) Gilead Sciences
   (5) Applied Materials
o  % in 5 largest holdings 27.3%+
o  Number of holdings 23
o  Price/earnings ratio 24.0
o  Weighted average market capitalization $57.24 billion
o  % of holdings with positive earnings surprises 94.9%
o  % of holdings with negative earnings surprises 5.1%
o  Net assets $32 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |     X
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                   6/30/99       Sep 99      Sep 00      Sep 01      Sep 02      Sep 03       Sep 04     Mar 05
Turner Concentrated Growth Fund    $10,000      $13,990     $27,782      $8,223      $5,754      $8,638       $8,310     $8,737
S&P 500 Index                      $10,000       $9,376     $10,622      $7,794      $6,197      $7,709       $8,778     $9,382
NASDAQ 100 Index                   $10,000      $10,485     $15,553      $5,092      $3,631      $5,696       $6,190     $6,508


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                   PAST             PAST            PAST            PAST            SINCE
                                                SIX MONTHS        ONE YEAR       THREE YEARS     FIVE YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund                   5.15%          (10.26)%          (4.88)%       (20.76)%         (2.32)%

S&P 500 Index                                     6.88%            6.69%            2.75%         (3.16)%         (1.10)%
------------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar chart omitted -- plot points are as follows:]

38.7% Information technology
30.2% Consumer discretionary
11.0% Healthcare
5.0%  Cash ++
4.8%  Product durables
4.7%  Financials
3.4%  Materials & processing
2.2%  Energy


MANAGERS DISCUSSION AND ANALYSIS

The Turner Concentrated Growth Fund produced a respectable result in absolute terms for the six-month period ended March 31: a 5.15% gain. In relative terms, however, the Fund underperformed the benchmark S&P 500 Index's 6.88% rise by
1.73 percentage points.

Most of the Fund's holdings were concentrated in four sectors, consumer discretionary/services, health care, producer durables, and technology, accounting for 85% of holdings. The health-care holdings in particular didn't pan out; they lost money and were mainly responsible for the Fund's performance shortfall. Biotechnology, drug, health-care-management, and medical-device stocks fared worst. An 18% position in the financial-services and producer-durables sectors, led by brokerage, financial-transaction-processing, investment-management, and capital-equipment stocks, contributed the most to results.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.
+  Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------

FUND PROFILE
MARCH 31, 2005

o  Ticker symbol TBTBX
o  CUSIP #87252R797
o  Top 5 holdings
   (1) Apple Computer
   (2) Google, Cl A
   (3) Comverse Technology
   (4) VeriSign
   (5) Wynn Resorts
o  % in 5 largest holdings 21.4%+
o  Number of holdings 35
o  Price/earnings ratio 30.0
o  Weighted average market capitalization $9.00 billion
o  % of holdings with positive earnings surprises 87.8%
o  % of holdings with negative earnings surprises 12.2%
o  Net assets $9 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |     X
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2005*

[Line chart omitted -- plot points are as follows:]

                                  6/30/00         Sep 00        Sep 01       Sep 02       Sep 03       Sep 04       Mar 05
Turner New Enterprise Fund        $10,000        $12,520        $3,290       $2,270       $4,340       $4,521       $5,040
NASDAQ Composite Index            $10,000         $9,264        $3,792       $2,976       $4,556       $4,862       $5,140


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2005)

                                                       PAST                PAST                PAST              SINCE
                                                    SIX MONTHS           ONE YEAR           THREE YEARS        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund                           11.50%              (3.82)%              5.11%            (13.43)%
NASDAQ Composite Index                                5.73%               0.82%               3.20%            (13.06)%
------------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[Bar chart omitted -- plot points are as follows:]

39.8% Information technology
26.0% Consumer discretionary
9.3%  Product durables
7.6%  Energy
6.1%  Cash ++
5.2%  Financials
4.7%  Healthcare
1.3%  Utilities/telecommunication services


MANAGERS DISCUSSION AND ANALYSIS

Gains in three major sectors -- technology, financial services, and consumer discretionary/services -- powered the Turner New Enterprise Fund to a 11.50% gain in the six- month period ended March 31. The Fund outperformed the NASDAQ Composite Index's 5.73% result by 5.77 percentage points.

Stocks in the three sectors accounted for 71% of the Fund's holdings; the technology holdings gained 14% (versus a 6% gain for the index sector), the financial-services holdings rose 5% (compared with a 1% gain for the index sector), and the consumer-discretionary/services holdings climbed 14% (versus 6% for the index sector). Diminishing performance was an 5% position in health-care stocks, which lost money. Biotechnology, health-services, and pharmaceutical stocks were responsible for much of the loss.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.
+  Percentages based on total investments.
++ Cash equivalents include a short-term investment held as collateral for loaned securities. Please see Note 9 in Notes to Financials for more detailed information.

16    TURNER FUNDS 2005 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.1%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--1.7%
--------------------------------------------------------------------------------
Paychex                                  33,480   $  1,099
                                                  --------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,099
                                                  --------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.8%
--------------------------------------------------------------------------------
Cia Vale do Rio Doce ADR                 15,940        504
                                                  --------
Total Alumina & aluminum
    production & processing                            504
                                                  --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--5.0%
--------------------------------------------------------------------------------
Diageo ADR                               10,050        572
PepsiCo                                  49,230      2,611
                                                  --------
Total Beverage manufacturing                         3,183
                                                  --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Qualcomm                                 28,040      1,028
                                                  --------
Total Communications equipment
    manufacturing                                    1,028
                                                  --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Apple Computer*                          18,080        753
Dell*                                    48,600      1,867
EMC*                                     73,880        910
                                                  --------
Total Computer & peripheral
    equipment manufacturing                          3,530
                                                  --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.0%
--------------------------------------------------------------------------------
Automatic Data Processing                28,580      1,285
                                                  --------
Total Computer systems design &
    related services                                 1,285
                                                  --------

--------------------------------------------------------------------------------
DEPARTMENT STORES--2.0%
--------------------------------------------------------------------------------
Wal-Mart Stores                          25,020      1,254
                                                  --------
Total Department stores                              1,254
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
Citigroup                                19,260   $    866
                                                  --------
Total Depository credit
    intermediation                                     866
                                                  --------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.4%
--------------------------------------------------------------------------------
General Electric                         42,590      1,536
                                                  --------
Total Electrical equipment
    manufacturing                                    1,536
                                                  --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.8%
--------------------------------------------------------------------------------
eBay*                                    30,500      1,136
                                                  --------
Total Electronic shopping &
    mail-order houses                                1,136
                                                  --------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.1%
--------------------------------------------------------------------------------
HCA                                      13,300        712
                                                  --------
Total General medical &
    surgical hospitals                                 712
                                                  --------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--0.9%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                   23,390        575
                                                  --------
Total Grain & oilseed milling                          575
                                                  --------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.7%
--------------------------------------------------------------------------------
Sysco                                    12,800        458
                                                  --------
Total Grocery & related
    product wholesalers                                458
                                                  --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Kla-Tencor*                              19,170        882
                                                  --------
Total Industrial machinery
    manufacturing                                      882
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.0%
--------------------------------------------------------------------------------
Google, Cl A*                             7,700      1,390
Yahoo!*                                  54,260      1,839
                                                  --------
Total Information services                           3,229
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.3%
--------------------------------------------------------------------------------
Aetna                                    15,040   $  1,127
WellPoint*                                7,940        995
                                                  --------
Total Insurance carriers                             2,122
                                                  --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.6%
--------------------------------------------------------------------------------
Starbucks*                               13,780        712
Yum! Brands                              18,800        974
                                                  --------
Total Limited-service eating places                  1,686
                                                  --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.7%
--------------------------------------------------------------------------------
St. Jude Medical*                        25,690        925
Zimmer Holdings*                          9,970        776
                                                  --------
Total Medical equipment &
    supplies manufacturing                           1,701
                                                  --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.7%
--------------------------------------------------------------------------------
Transocean*                               8,280        426
                                                  --------
Total Mining support activities                        426
                                                  --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Danaher #                                10,450        558
                                                  --------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                      558
                                                  --------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.0%
--------------------------------------------------------------------------------
American Express                         37,510      1,927
                                                  --------
Total Nondepository credit
    intermediation                                   1,927
                                                  --------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--2.1%
--------------------------------------------------------------------------------
Caremark Rx*                             34,430      1,370
                                                  --------
Total Offices of physicians                          1,370
                                                  --------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Coach*                                   14,380        814
                                                  --------
Total Other leather & allied
    product manufacturing                              814
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
--------------------------------------------------------------------------------
International Game Technology            20,470   $    546
                                                  --------
Total Other miscellaneous
    manufacturing                                      546
                                                  --------

--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Harley-Davidson                          10,650        615
                                                  --------
Total Other transportation
    equipment manufacturing                            615
                                                  --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--16.6%
--------------------------------------------------------------------------------
Amgen*                                   23,620      1,375
Gilead Sciences*                         45,750      1,638
Johnson & Johnson                        60,990      4,096
Pfizer                                  134,560      3,535
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                   10,644
                                                  --------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe             11,120        600
                                                  --------
Total Rail transportation                              600
                                                  --------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.4%
--------------------------------------------------------------------------------
Goldman Sachs Group                      14,060      1,546
                                                  --------
Total Security & commodity
    contracts intermediation &
    brokerage                                        1,546
                                                  --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--13.1%
--------------------------------------------------------------------------------
Applied Materials*                       53,950        877
Intel                                   110,590      2,569
Marvell Technology Group* #              25,090        962
Texas Instruments                        65,290      1,664
Tyco International                       33,520      1,133
Xilinx                                   40,410      1,181
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                    8,386
                                                  --------


18    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--5.0%
--------------------------------------------------------------------------------
Colgate-Palmolive                        12,660  $     660
Procter & Gamble                         47,470      2,516
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                        3,176
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.7%
--------------------------------------------------------------------------------
Microsoft                               111,820      2,703
Oracle*                                  73,770        920
                                                 ---------
Total Software publishers                            3,623
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.0%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                 11,980        618
                                                 ---------
Total Telecommunications                               618
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.7%
--------------------------------------------------------------------------------
Marriott International, Cl A             13,710        917
MGM Mirage* #                            11,440        810
                                                 ---------
Total Traveler accommodation                         1,727
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $55,945)                                  63,362
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares                467,545        468

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $468)                                        468
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.6%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             1,037,400      1,037

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $1,037)                                    1,037
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.4%
    (COST $57,450)                                  64,867
--------------------------------------------------------------------------------


                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (1.4)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $  (1,037)
Payable for investment securities
    purchased                                         (991)
Payable due to investment adviser                      (11)
Payable due to administrator                            (8)
Other assets and liabilities, net                    1,135

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                    (912)
================================================================================

NET ASSETS-- 100.0%                                $63,955
================================================================================


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)
    based on 12,751,742 outstanding shares
    of beneficial interest                         $84,399
Undistributed net investment income                      9
Accumulated net realized loss
    on investments                                 (27,870)
Net unrealized appreciation
    on investments                                   7,417

--------------------------------------------------------------------------------
NET ASSETS                                         $63,955
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                 $5.02
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $1,013,230.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR - American Depositary Receipt
Cl - Class
Ser - Series

The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.9%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--2.0%
--------------------------------------------------------------------------------
Paychex                                   3,230  $     106
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                       106
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Medco Health Solutions*                     990         49
                                                 ---------
Total Agencies & other insurance
    related activities                                  49
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
National-Oilwell*                           940         44
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                      44
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.7%
--------------------------------------------------------------------------------
Cia Vale do Rio Doce ADR                  1,110         35
                                                 ---------
Total Alumina & aluminum
    production & processing                             35
                                                 ---------

--------------------------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC
    BEVERAGE WHOLESALE--0.3%
--------------------------------------------------------------------------------
Brown-Forman, Cl B                          330         18
                                                 ---------
Total Beer/wine/distilled alcoholic
    beverage wholesale                                  18
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.5%
--------------------------------------------------------------------------------
PepsiCo                                   2,490        132
                                                 ---------
Total Beverage manufacturing                           132
                                                 ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.0%
--------------------------------------------------------------------------------
Comcast, Cl A*                            1,580         53
                                                 ---------
Total Cable networks &
    program distribution                                53
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--0.7%
--------------------------------------------------------------------------------
Chico's FAS*                              1,260         36
                                                 ---------
Total Clothing stores                                   36
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COAL MINING--1.0%
--------------------------------------------------------------------------------
Peabody Energy                            1,200  $      56
                                                 ---------
Total Coal mining                                       56
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Qualcomm                                  1,170         43
                                                 ---------
Total Communications
    equipment manufacturing                             43
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Apple Computer*                           1,430         60
Dell*                                     1,640         63
EMC*                                      4,170         51
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            174
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.3%
--------------------------------------------------------------------------------
Automatic Data Processing                 1,780         80
Checkfree*                                1,350         55
Cognizant Technology
    Solutions, Cl A*                        880         41
                                                 ---------
Total Computer systems design &
    related services                                   176
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.2%
--------------------------------------------------------------------------------
Wal-Mart Stores                           1,330         67
                                                 ---------
Total Department stores                                 67
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.9%
--------------------------------------------------------------------------------
Bank of America                           2,420        107
Citigroup                                 3,130        141
Northern Trust                            1,660         72
                                                 ---------
Total Depository credit
    intermediation                                     320
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
AES*                                      3,080         50
                                                 ---------
Total Electric power generation,
    transmission & distribution                         50
                                                 ---------


20    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
General Electric                          3,700  $     133
                                                 ---------
Total Electrical equipment
    manufacturing                                      133
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--1.1%
--------------------------------------------------------------------------------
eBay*                                     1,650         62
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   62
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.7%
--------------------------------------------------------------------------------
CDW                                         650         37
                                                 ---------
Total Electronics & appliance stores                    37
                                                 ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.5%
--------------------------------------------------------------------------------
Robert Half International                   950         26
                                                 ---------
Total Employment services                               26
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.6%
--------------------------------------------------------------------------------
HCA                                         580         31
                                                 ---------
Total General medical &
    surgical hospitals                                  31
                                                 ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--0.7%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                    1,520         37
                                                 ---------
Total Grain & oilseed milling                           37
                                                 ---------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.8%
--------------------------------------------------------------------------------
Sysco                                     1,160         42
                                                 ---------
Total Grocery & related
    product wholesalers                                 42
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.7%
--------------------------------------------------------------------------------
Whole Foods Market                          370         38
                                                 ---------
Total Grocery stores                                    38
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Kla-Tencor*                               1,150         53
Lam Research*                             1,260         36
                                                 ---------
Total Industrial machinery
    manufacturing                                       89
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--3.9%
--------------------------------------------------------------------------------
Google, Cl A*                               510  $      92
Yahoo!*                                   3,450        117
                                                 ---------
Total Information services                             209
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.5%
--------------------------------------------------------------------------------
Aetna                                       480         36
Prudential Financial                        970         56
WellPoint*                                  340         42
                                                 ---------
Total Insurance carriers                               134
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.6%
--------------------------------------------------------------------------------
Starbucks*                                  830         43
Yum! Brands                                 870         45
                                                 ---------
Total Limited-service eating places                     88
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.4%
--------------------------------------------------------------------------------
CH Robinson Worldwide                       740         38
Monster Worldwide*                        1,420         40
                                                 ---------
Total Management, scientific &
    technical consulting services                       78
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.8%
--------------------------------------------------------------------------------
C.R. Bard                                   340         23
St. Jude Medical*                         1,300         47
Zimmer Holdings*                            320         25
                                                 ---------
Total Medical equipment &
    supplies manufacturing                              95
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.9%
--------------------------------------------------------------------------------
Noble*                                    1,350         76
Tidewater                                   620         24
                                                 ---------
Total Mining support activities                        100
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Williams                                  1,750         33
                                                 ---------
Total Natural gas distribution                          33
                                                 ---------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Danaher                                   1,010 $       54
Fisher Scientific International*            710         40
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                   94
                                                ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.0%
--------------------------------------------------------------------------------
American Express                          1,060         54
                                                ----------
Total Nondepository credit
    intermediation                                      54
                                                ----------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.9%
--------------------------------------------------------------------------------
Caremark Rx*                              1,290         51
                                                ----------
Total Offices of physicians                             51
                                                ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--3.6%
--------------------------------------------------------------------------------
Apache                                      674         41
Southwestern Energy*                        800         46
Ultra Petroleum*                            790         40
XTO Energy                                2,006         66
                                                ----------
Total Oil & gas extraction                             193
                                                ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.9%
--------------------------------------------------------------------------------
T. Rowe Price Group                       1,750        104
                                                ----------
Total Other financial
    investment activities                              104
                                                ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Rockwell Automation                         820         46
                                                ----------
Total Other general purpose
    machinery manufacturing                             46
                                                ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Coach*                                      650         37
                                                ----------
Total Other leather & allied
    product manufacturing                               37
                                                ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.7%
--------------------------------------------------------------------------------
International Game Technology             1,310         35
                                                ----------
Total Other miscellaneous
    manufacturing                                       35
                                                ----------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Harley-Davidson                             630 $       36
                                                ----------
Total Other transportation
    equipment manufacturing                             36
                                                ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.8%
--------------------------------------------------------------------------------
ConocoPhillips                              600         65
Valero Energy                               410         30
                                                ----------
Total Petroleum & coal products
    manufacturing                                       95
                                                ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.4%
--------------------------------------------------------------------------------
Amgen*                                      620         36
Gilead Sciences*                          1,960         70
Johnson & Johnson                         1,830        123
Pfizer                                    4,330        114
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                             343
                                                ----------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION
    OF NATURAL GAS--1.8%
--------------------------------------------------------------------------------
Kinder Morgan                               630         48
Questar                                     820         48
                                                ----------
Total Pipeline transportation
    of natural gas                                      96
                                                ----------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.7%
--------------------------------------------------------------------------------
United States Steel                         780         40
                                                ----------
Total Primary metal manufacturing                       40
                                                ----------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.8%
--------------------------------------------------------------------------------
Alliance Data Systems*                    1,130         46
                                                ----------
Total Professional, scientific &
    technical services                                  46
                                                ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                700         38
                                                ----------
Total Rail transportation                               38
                                                ----------


22    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL & SYNTHETIC FIBERS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Lyondell Chemical                         1,700  $      47
                                                 ---------
Total Resin, synthetic rubber,
    artificial & synthetic fibers
    manufacturing                                       47
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.0%
--------------------------------------------------------------------------------
Monsanto                                    860         56
                                                 ---------
Total Scientific r&d services                           56
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.6%
--------------------------------------------------------------------------------
Goldman Sachs Group                       1,120        123
Morgan Stanley                            2,130        122
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         245
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--7.9%
--------------------------------------------------------------------------------
Applied Materials*                        4,330         70
Intel                                     3,990         93
Marvell Technology Group*                 1,280         49
Texas Instruments                         3,210         82
Tyco International                        2,020         68
Xilinx                                    2,230         65
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing                 427
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Colgate-Palmolive                           780         41
Procter & Gamble                          1,950        103
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                          144
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.2%
--------------------------------------------------------------------------------
Microsoft                                 5,320        129
Oracle*                                   4,360         54
VeriSign*                                 1,530         44
                                                 ---------
Total Software publishers                              227
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.0%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                  1,610         83
NII Holdings*                               380         22
                                                 ---------
Total Telecommunications                               105
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.1%
--------------------------------------------------------------------------------
Marriott International, Cl A                890  $      59
MGM Mirage*                                 790         56
                                                 ---------
Total Traveler accommodation                           115
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,562)                                    5,265
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares                119,321        119

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $119)                                        119
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
    (COST $4,681)                                    5,384
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.1)%
--------------------------------------------------------------------------------
Receivable from investment adviser                       3
Payable for investment securities
    purchased                                          (18)
Payable for capital shares redeemed                     (3)
Payable due to administrator                            (1)
Other assets and liabilities, net                       15

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                      (4)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                 $5,380
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 557,075 outstanding shares
    of beneficial interest                         $ 6,208
Accumulated net investment loss                         (4)
Accumulated net realized loss
    on investments                                  (1,527)
Net unrealized appreciation
    on investments                                     703
--------------------------------------------------------------------------------
NET ASSETS                                          $5,380
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS II SHARES                $9.66
================================================================================
* Non-income producing security
ADR - American Depositary Receipt
Cl - Class
Ser - Series
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.0%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--1.9%
--------------------------------------------------------------------------------
Paychex                                   3,980  $     131
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                       131
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Dow Chemical                              2,270        113
                                                 ---------
Total Basic chemical manufacturing                     113
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.2%
--------------------------------------------------------------------------------
Chico's FAS*                              2,970         84
                                                 ---------
Total Clothing stores                                   84
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.4%
--------------------------------------------------------------------------------
Comverse Technology*                      3,650         92
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                          92
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Qualcomm                                  2,550         93
                                                 ---------
Total Communications equipment
    manufacturing                                       93
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--6.8%
--------------------------------------------------------------------------------
Apple Computer*                           3,130        130
Dell*                                     4,860        187
EMC*                                     11,180        138
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            455
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.5%
--------------------------------------------------------------------------------
Checkfree*                                2,940        120
Cognizant Technology
    Solutions, Cl A*                      2,500        115
                                                 ---------
Total Computer systems design &
    related services                                   235
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPARTMENT STORES--2.0%
--------------------------------------------------------------------------------
Wal-Mart Stores                           2,660  $     133
                                                 ---------
Total Department stores                                133
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.2%
--------------------------------------------------------------------------------
eBay*                                     4,040        151
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  151
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.6%
--------------------------------------------------------------------------------
CDW                                       1,950        111
                                                 ---------
Total Electronics & appliance stores                   111
                                                 ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.4%
--------------------------------------------------------------------------------
Robert Half International                 3,600         97
                                                 ---------
Total Employment services                               97
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.1%
--------------------------------------------------------------------------------
HCA                                       1,330         71
                                                 ---------
Total General medical &
    surgical hospitals                                  71
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.8%
--------------------------------------------------------------------------------
Whole Foods Market                          500         51
                                                 ---------
Total Grocery stores                                    51
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Kla-Tencor*                               1,730         80
                                                 ---------
Total Industrial machinery
    manufacturing                                       80
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--4.7%
--------------------------------------------------------------------------------
Google, Cl A*                               880        159
Yahoo!*                                   4,740        161
                                                 ---------
Total Information services                             320
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.0%
--------------------------------------------------------------------------------
WellPoint*                                1,060        133
                                                 ---------
Total Insurance carriers                               133
                                                 ---------


24    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--3.1%
--------------------------------------------------------------------------------
Starbucks*                                1,630 $       84
Yum! Brands                               2,360        122
                                                ----------
Total Limited-service eating places                    206
                                                ----------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.2%
--------------------------------------------------------------------------------
Monster Worldwide*                        2,830         79
                                                ----------
Total Management, scientific &
    technical consulting services                       79
                                                ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--6.6%
--------------------------------------------------------------------------------
C.R. Bard                                 1,520        103
Kinetic Concepts*                         1,150         69
St. Jude Medical*                         3,600        130
Zimmer Holdings*                          1,800        140
                                                ----------
Total Medical equipment &
    supplies manufacturing                             442
                                                ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.9%
--------------------------------------------------------------------------------
Transocean*                               2,490        128
                                                ----------
Total Mining support activities                        128
                                                ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Danaher #                                 1,760         94
Fisher Scientific International*          1,880        107
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  201
                                                ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.6%
--------------------------------------------------------------------------------
American Express                          2,160        111
                                                ----------
Total Nondepository credit
    intermediation                                     111
                                                ----------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.9%
--------------------------------------------------------------------------------
Caremark Rx*                              3,260        130
                                                ----------
Total Offices of physicians                            130
                                                ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.8%
--------------------------------------------------------------------------------
T. Rowe Price Group                       2,000        119
                                                ----------
Total Other financial
    investment activities                              119
                                                ----------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Rockwell Automation                       1,190 $       67
                                                ----------
Total Other general purpose
    machinery manufacturing                             67
                                                ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Coach*                                    2,110        119
                                                ----------
Total Other leather & allied
    product manufacturing                              119
                                                ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
International Game Technology             2,300         61
                                                ----------
Total Other miscellaneous
    manufacturing                                       61
                                                ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Valero Energy                               600         44
                                                ----------
Total Petroleum & coal products
    manufacturing                                       44
                                                ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.6%
--------------------------------------------------------------------------------
Amgen*                                    1,770        103
Gilead Sciences*                          4,360        156
Sanofi-Aventis ADR                        2,280         96
Sepracor*                                 1,600         92
                                                ----------
Total Pharmaceutical & medicine
    manufacturing                                      447
                                                ----------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES--1.3%
--------------------------------------------------------------------------------
Alliance Data Systems*                    2,260         91
                                                ----------
Total Professional, scientific &
    technical services                                  91
                                                ----------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.2%
--------------------------------------------------------------------------------
Sirius Satellite Radio*                  13,920         78
                                                ----------
Total Radio & television broadcasting                   78
                                                ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.8%
--------------------------------------------------------------------------------
Monsanto                                  1,850        119
                                                ----------
Total Scientific r&d services                          119
                                                ----------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.9%
--------------------------------------------------------------------------------
Goldman Sachs Group                       1,160  $     128
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         128
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--16.7%
--------------------------------------------------------------------------------
Applied Materials*                        6,750        110
ASML Holding, NY Shares*                  3,430         57
Intel                                    14,490        337
Marvell Technology Group*                 3,130        120
Nvidia*                                   2,900         69
Texas Instruments                         6,600        168
Tyco International                        3,720        126
Xilinx                                    4,650        136
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing               1,123
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.0%
--------------------------------------------------------------------------------
Cognos*                                   1,400         59
Mercury Interactive*                      1,750         83
Oracle*                                  10,110        126
VeriSign*                                 2,300         66
                                                 ---------
Total Software publishers                              334
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                  1,870         97
NII Holdings* #                           1,100         63
                                                 ---------
Total Telecommunications                               160
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.8%
--------------------------------------------------------------------------------
MGM Mirage*                               1,730        123
                                                 ---------
Total Traveler accommodation                           123
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $6,029)                                    6,660
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.4%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares                 24,629         25

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $25)                                          25
--------------------------------------------------------------------------------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--0.9%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)                61,700   $     62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $62)                                          62
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
    (COST $6,116)                                    6,747
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.3)%
--------------------------------------------------------------------------------
Payable for investment securities purchased           (187)
Obligation to return securities
    lending collateral                                 (62)
Payable due to investment adviser                       (1)
Payable due to administrator                            (1)
Other assets and liabilities, net                      232

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                     (19)
================================================================================

NET ASSETS                                          $6,728
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 630,427 outstanding shares
    of beneficial interest                         $19,379
Accumulated net investment loss                        (24)
Accumulated net realized loss
    on investments                                 (13,258)
Net unrealized appreciation
    on investments                                     631

--------------------------------------------------------------------------------
NET ASSETS-- 100%                                   $6,728
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $10.67
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $59,978.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR - American Depositary Receipt
Cl - Class
Ser - Series
The accompanying notes are an integral part of the financial statements.

26    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.3%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.4%
--------------------------------------------------------------------------------
Getty Images*                            46,400   $  3,299
                                                  --------
Total Advertising & related services                 3,299
                                                  --------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Goodrich                                124,010      4,748
                                                  --------
Total Aerospace product &
    parts manufacturing                              4,748
                                                  --------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Medco Health Solutions*                 170,110      8,432
                                                  --------
Total Agencies & other insurance
    related activities                               8,432
                                                  --------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Grant Prideco*                          298,670      7,216
Joy Global #                            134,120      4,702
National-Oilwell*                       179,830      8,398
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                  20,316
                                                  --------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Praxair                                 112,850      5,401
                                                  --------
Total Basic chemical manufacturing                   5,401
                                                  --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Constellation Brands, Cl A*             128,080      6,772
                                                  --------
Total Beverage manufacturing                         6,772
                                                  --------

--------------------------------------------------------------------------------
CLOTHING STORES--2.9%
--------------------------------------------------------------------------------
Chico's FAS*                            516,680     14,601
Nordstrom                                92,320      5,113
Urban Outfitters*                       162,520      7,796
                                                  --------
Total Clothing stores                               27,510
                                                  --------

--------------------------------------------------------------------------------
COAL MINING--0.5%
--------------------------------------------------------------------------------
Peabody Energy                          100,000      4,636
                                                  --------
Total Coal mining                                    4,636
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Bausch & Lomb                           131,490   $  9,638
                                                  --------
Total Commercial & service
    industry machinery manufacturing                 9,638
                                                  --------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.3%
--------------------------------------------------------------------------------
Comverse Technology*                    465,000     11,727
                                                  --------
Total Commercial/industrial
    equipment rental & leasing                      11,727
                                                  --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Apple Computer*                         548,990     22,876
Integrated Device Technology*           447,390      5,382
                                                  --------
Total Computer & peripheral
    equipment manufacturing                         28,258
                                                  --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.8%
--------------------------------------------------------------------------------
Avid Technology*                        183,039      9,906
Checkfree* #                            228,720      9,323
Cognizant Technology
    Solutions, Cl A* #                  267,650     12,365
Ixia*                                   209,980      3,736
                                                  --------
Total Computer systems design &
    related services                                35,330
                                                  --------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Warnaco Group*                          177,270      4,262
                                                  --------
Total Cut & sew apparel
    manufacturing                                    4,262
                                                  --------

--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Pentair                                 116,170      4,531
                                                  --------
Total Cutlery & handtool
    manufacturing                                    4,531
                                                  --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.9%
--------------------------------------------------------------------------------
Global Payments #                       125,470      8,092
                                                  --------
Total Data processing services                       8,092
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPARTMENT STORES--0.6%
--------------------------------------------------------------------------------
Dollar Tree Stores*                     184,370   $  5,297
                                                  --------
Total Department stores                              5,297
                                                  --------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.5%
--------------------------------------------------------------------------------
City National                            79,800      5,572
Northern Trust                          165,191      7,176
Silicon Valley Bancshares* #            153,390      6,758
Sovereign Bancorp                       274,550      6,084
UCBH Holdings                           181,720      7,251
                                                  --------
Total Depository credit intermediation              32,841
                                                  --------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
AES*                                    486,970      7,977
                                                  --------
Total Electric power generation,
    transmission & distribution                      7,977
                                                  --------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.5%
--------------------------------------------------------------------------------
Overstock.com* #                        114,950      4,942
                                                  --------
Total Electronic shopping &
    mail-order houses                                4,942
                                                  --------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.1%
--------------------------------------------------------------------------------
CDW                                     188,070     10,660
                                                  --------
Total Electronics & appliance stores                10,660
                                                  --------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
--------------------------------------------------------------------------------
Robert Half International               345,710      9,320
                                                  --------
Total Employment services                            9,320
                                                  --------

--------------------------------------------------------------------------------
FOUNDRIES--0.6%
--------------------------------------------------------------------------------
Precision Castparts                      75,900      5,845
                                                  --------
Total Foundries                                      5,845
                                                  --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
--------------------------------------------------------------------------------
PF Chang's China Bistro* #               88,540      5,295
                                                  --------
Total Full-service restaurants                       5,295
                                                  --------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.9%
--------------------------------------------------------------------------------
Yellow Roadway*                         140,340      8,215
                                                  --------
Total General freight trucking                       8,215
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
--------------------------------------------------------------------------------
Community Health Systems*               221,210   $  7,722
Triad Hospitals*                         14,230        713
                                                  --------
Total General medical &
    surgical hospitals                               8,435
                                                  --------

--------------------------------------------------------------------------------
GLASS & GLASS PRODUCT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Owens-Illinois*                         193,030      4,853
                                                  --------
Total Glass & glass product
    manufacturing                                    4,853
                                                  --------

--------------------------------------------------------------------------------
GROCERY STORES--0.8%
--------------------------------------------------------------------------------
Whole Foods Market                       70,110      7,160
                                                  --------
Total Grocery stores                                 7,160
                                                  --------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--2.0%
--------------------------------------------------------------------------------
Bed Bath & Beyond*                      310,070     11,330
Williams-Sonoma*                        194,940      7,164
                                                  --------
Total Home furnishings stores                       18,494
                                                  --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Kla-Tencor*                             265,880     12,233
Lam Research*                           296,015      8,543
Novellus Systems*                       261,730      6,996
                                                  --------
Total Industrial machinery
    manufacturing                                   27,772
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.7%
--------------------------------------------------------------------------------
CNET Networks* #                        712,490      6,726
                                                  --------
Total Information services                           6,726
                                                  --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.3%
--------------------------------------------------------------------------------
Centene*                                148,420      4,451
Pacificare Health Systems*              150,030      8,540
WellPoint*                              144,890     18,162
                                                  --------
Total Insurance carriers                            31,153
                                                  --------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.7%
--------------------------------------------------------------------------------
Cogent* #                               253,351      6,379
                                                  --------
Total Investigation & security services              6,379
                                                  --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
--------------------------------------------------------------------------------
Yum! Brands                             276,010     14,300
                                                  --------
Total Limited-service eating places                 14,300
                                                  --------


28    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.1%
--------------------------------------------------------------------------------
Monster Worldwide* #                    371,045    $10,408
                                                   -------
Total Management, scientific &
    technical consulting services                   10,408
                                                   -------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
--------------------------------------------------------------------------------
Laboratory Corp. of
    America Holdings*                   143,310      6,908
                                                   -------
Total Medical & diagnostic
    laboratories                                     6,908
                                                   -------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.7%
--------------------------------------------------------------------------------
Advanced Medical Optics* #              151,520      5,487
Biomet                                  416,814     15,130
C.R. Bard                               222,270     15,132
Cooper                                   96,410      7,028
Inamed*                                  96,375      6,735
Kinetic Concepts*                        62,560      3,732
                                                   -------
Total Medical equipment &
    supplies manufacturing                          53,244
                                                   -------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.7%
--------------------------------------------------------------------------------
Diamond Offshore Drilling #             102,400      5,110
ENSCO International                     152,024      5,725
Tidewater                               120,800      4,694
                                                   -------
Total Mining support activities                     15,529
                                                   -------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS
    MANUFACTURING--3.5%
--------------------------------------------------------------------------------
Ametek                                  209,170      8,419
Fisher Scientific International*        224,070     12,754
Lumenis*                                     25          -
Roper Industries                        178,390     11,685
                                                   -------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                   32,858
                                                   -------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.6%
--------------------------------------------------------------------------------
Manor Care                              150,920      5,487
                                                   -------
Total Nursing care facilities                        5,487
                                                   -------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.1%
--------------------------------------------------------------------------------
Range Resources                         327,600    $ 7,653
Ultra Petroleum*                         95,060      4,829
XTO Energy                              226,766      7,447
                                                   -------
Total Oil & gas extraction                          19,929
                                                   -------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--0.4%
--------------------------------------------------------------------------------
American Power Conversion               145,440      3,797
                                                   -------
Total Other electrical equipment &
    component manufacturing                          3,797
                                                   -------
--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Fortune Brands                          107,360      8,656
                                                   -------
Total Other fabricated metal
    product manufacturing                            8,656
                                                   -------
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.9%
--------------------------------------------------------------------------------
Affiliated Managers Group* #            136,920      8,493
SEI Investments                         169,520      6,130
T. Rowe Price Group                     205,420     12,198
                                                   -------
Total Other financial
    investment activities                           26,821
                                                   -------
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Rockwell Automation                     139,640      7,909
                                                   -------
Total Other general purpose
    machinery manufacturing                          7,909
                                                   -------
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.6%
--------------------------------------------------------------------------------
Host Marriott                           359,820      5,959
                                                   -------
Total Other investment pools & funds                 5,959
                                                   -------
--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Coach*                                  286,480     16,223
                                                   -------
Total Other leather & allied
    product manufacturing                           16,223
                                                   -------
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Scientific Games, Cl A* #               258,810      5,914
WMS Industries* #                       156,550      4,408
                                                   -------
Total Other miscellaneous
    manufacturing                                   10,322
                                                   -------

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Polaris Industries                       45,760   $  3,214
                                                  --------
Total Other transportation
    equipment manufacturing                          3,214
                                                  --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Dade Behring Holdings*                   93,200      5,492
Genzyme*                                207,940     11,902
MGI Pharma*                             167,430      4,231
Sepracor* #                             148,050      8,500
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                   30,125
                                                  --------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.1%
--------------------------------------------------------------------------------
Questar                                 166,520      9,866
                                                  --------
Total Pipeline transportation
    of natural gas                                   9,866
                                                  --------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Allegheny Technologies                  303,440      7,316
                                                  --------
Total Primary metal
    manufacturing                                    7,316
                                                  --------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL
    EQUIPMENT & SUPPLY WHOLESALE--0.8%
--------------------------------------------------------------------------------
Patterson*                              145,400      7,263
                                                  --------
Total Professional & commercial
    equipment & supply wholesale                     7,263
                                                  --------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--1.0%
--------------------------------------------------------------------------------
Alliance Data Systems*                  240,300      9,708
                                                  --------
Total Professional, scientific &
    technical services                               9,708
                                                  --------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.5%
--------------------------------------------------------------------------------
Sirius Satellite Radio*                 906,730      5,096
                                                  --------
Total Radio & television
    broadcasting                                     5,096
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Lyondell Chemical #                     279,150   $  7,794
                                                  --------
Total Resin, synthetic rubber, artificial
    & synthetic fibers manufacturing                 7,794
                                                  --------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Southwest Airlines                      430,280      6,127
                                                  --------
Total Scheduled air transportation                   6,127
                                                  --------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.1%
--------------------------------------------------------------------------------
Jefferies Group                         101,237      3,815
Legg Mason                               77,580      6,062
                                                  --------
Total Security & commodity contracts
    intermediation & brokerage                       9,877
                                                  --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--6.0%
--------------------------------------------------------------------------------
Altera*                                 741,130     14,660
Amkor Technology*                       568,343      2,194
Benchmark Electronics*                  182,410      5,806
Cymer*                                  292,640      7,834
Marvell Technology Group*               246,842      9,464
National Semiconductor #                407,640      8,401
PMC-Sierra*                             837,624      7,371
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                   55,730
                                                  --------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Clorox                                  118,090      7,439
                                                  --------
Total Soap, cleaners & toilet
    preparation manufacturing                        7,439
                                                  --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.6%
--------------------------------------------------------------------------------
Citrix Systems*                         352,740      8,402
Cognos*                                  94,256      3,953
F5 Networks*                            192,247      9,707
Macromedia* #                           313,293     10,495
Mercury Interactive*                    219,730     10,411
Openwave Systems* #                     392,430      4,784
VeriSign*                               483,850     13,886
                                                  --------
Total Software publishers                           61,638
                                                  --------


30    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOUND RECORDING INDUSTRIES--0.7%
--------------------------------------------------------------------------------
DreamWorks Animation
    SKG, Cl A*                          168,720   $  6,868
                                                  --------
Total Sound recording industries                     6,868
                                                  --------

--------------------------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Hershey Foods                            82,000      4,958
                                                  --------
Total Sugar & confectionery
    product manufacturing                            4,958
                                                  --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.3%
--------------------------------------------------------------------------------
Alamosa Holdings*                       629,710      7,349
Amdocs*                                 240,990      6,844
NII Holdings*                           124,240      7,144
                                                  --------
Total Telecommunications                            21,337
                                                  --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--5.4%
--------------------------------------------------------------------------------
Marriott International, Cl A            245,280     16,399
MGM Mirage* #                           154,480     10,940
Starwood Hotels &
    Resorts Worldwide                   138,490      8,314
Station Casinos                         116,500      7,870
Wynn Resorts* #                         101,360      6,866
                                                  --------
Total Traveler accommodation                        50,389
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $759,615)                                927,411
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares                761,305        761

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $761)                                        761
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--4.7%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            44,254,390     44,254

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $44,254)                                  44,254
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.1%
    (COST $804,630)                                972,426
--------------------------------------------------------------------------------


                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (4.1)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                          $  (44,254)
Payable for investment securities
    purchased                                       (9,401)
Payable for capital shares redeemed                   (991)
Payable due to investment adviser                     (607)
Payable due to administrator                          (121)
Other assets and liabilities, net                   17,084

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                 (38,290)
================================================================================

NET ASSETS                                        $934,136
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 39,161,505 outstanding shares
    of beneficial interest                      $1,330,092
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 68,349 outstanding shares
    of beneficial interest                           1,416
Accumulated net investment loss                     (3,712)
Accumulated net realized loss
    on investments                                (561,456)
Net unrealized appreciation
    on investments                                 167,796

--------------------------------------------------------------------------------
NET ASSETS                                        $934,136
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($932,535,503 div 39,161,505 SHARES)           $23.81
================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($1,600,372 div 68,349 SHARES)                 $23.41
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $43,295,091.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
Amounts designated as "-" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.3%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--0.8%
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service               93,860   $  1,963
                                                  --------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,963
                                                  --------
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.6%
--------------------------------------------------------------------------------
Euronet Worldwide*                       50,530      1,443
                                                  --------
Total Activities related to
    credit intermediation                            1,443
                                                  --------
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.8%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*            56,370      1,972
                                                  --------
Total Activities related to real estate              1,972
                                                  --------
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
aQuantive*                              185,000      2,048
                                                  --------
Total Advertising & related services                 2,048
                                                  --------
--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Hexcel*                                 129,150      2,003
                                                  --------
Total Aerospace product &
    parts manufacturing                              2,003
                                                  --------
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Bucyrus International, Cl A*             27,370      1,069
Hydril*                                  31,920      1,865
Joy Global #                             84,285      2,955
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                   5,889
                                                  --------
--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.6%
--------------------------------------------------------------------------------
Century Aluminum* #                      47,850      1,448
                                                  --------
Total Alumina & aluminum
    production & processing                          1,448
                                                  --------
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--1.2%
--------------------------------------------------------------------------------
CSK Auto*                                70,670      1,247
MarineMax*                               54,040      1,685
                                                  --------
Total Automotive parts,
    accessories & tire stores                        2,932
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Georgia Gulf                             28,220   $  1,298
Great Lakes Chemical                     39,240      1,260
                                                  --------
Total Basic chemical manufacturing                   2,558
                                                  --------
--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Crown Holdings*                         111,400      1,733
                                                  --------
Total Boiler, tank & shipping
    container manufacturing                          1,733
                                                  --------
--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Eagle Materials #                        22,070      1,786
                                                  --------
Total Cement & concrete
    product manufacturing                            1,786
                                                  --------
--------------------------------------------------------------------------------
CLOTHING STORES--1.3%
--------------------------------------------------------------------------------
Aeropostale*                             52,820      1,730
Childrens Place*                         26,150      1,248
                                                  --------
Total Clothing stores                                2,978
                                                  --------
--------------------------------------------------------------------------------
COAL MINING--0.9%
--------------------------------------------------------------------------------
Alpha Natural Resources*                 73,990      2,121
                                                  --------
Total Coal mining                                    2,121
                                                  --------
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.6%
--------------------------------------------------------------------------------
NMS Communications*                     309,170      1,326
                                                  --------
Total Commercial/industrial
    equipment rental & leasing                       1,326
                                                  --------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Trimble Navigation*                      87,700      2,965
                                                  --------
Total Communications equipment
    manufacturing                                    2,965
                                                  --------
--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.6%
--------------------------------------------------------------------------------
Sunrise Senior Living* #                 26,990      1,312
                                                  --------
Total Community care facilities
    for the elderly                                  1,312
                                                  --------
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Integrated Device Technology*           250,560      3,014
                                                  --------
Total Computer & peripheral
    equipment manufacturing                          3,014
                                                  --------


32    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.9%
--------------------------------------------------------------------------------
Atheros Communications*                 140,620   $  1,444
Ixia*                                   136,470      2,428
Micros Systems*                          36,210      1,329
Open Solutions*                          64,700      1,283
Witness Systems*                        158,790      2,787
                                                  --------
Total Computer systems design &
    related services                                 9,271
                                                  --------
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
Hornbeck Offshore Services*              50,370      1,262
                                                  --------
Total Deep sea, coastal &
    great lakes water transportation                 1,262
                                                  --------
--------------------------------------------------------------------------------
DEPARTMENT STORES--1.2%
--------------------------------------------------------------------------------
Stein Mart*                             124,880      2,810
                                                  --------
Total Department stores                              2,810
                                                  --------
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.5%
--------------------------------------------------------------------------------
Boston Private Financial Holdings        67,210      1,596
East-West Bancorp                        75,962      2,805
Wintrust Financial #                     31,160      1,467
                                                  --------
Total Depository credit intermediation               5,868
                                                  --------
--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
InterOil* #                              43,160      1,509
                                                  --------
Total Electric power generation,
    transmission & distribution                      1,509
                                                  --------
--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.4%
--------------------------------------------------------------------------------
WESCO International*                     36,880      1,033
                                                  --------
Total Electrical goods wholesale                     1,033
                                                  --------
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.1%
--------------------------------------------------------------------------------
Coldwater Creek* #                       96,613      1,786
Overstock.com* #                         40,900      1,758
Provide Commerce* #                      48,820      1,410
                                                  --------
Total Electronic shopping &
    mail-order houses                                4,954
                                                  --------
--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
--------------------------------------------------------------------------------
Insight Enterprises*                    126,650      2,224
                                                  --------
Total Electronics & appliance stores                 2,224
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.8%
--------------------------------------------------------------------------------
Labor Ready*                            106,090   $  1,979
                                                  --------
Total Employment services                            1,979
                                                  --------
--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--2.6%
--------------------------------------------------------------------------------
Buffalo Wild Wings*                      27,520      1,041
PF Chang's China Bistro*                 49,020      2,931
Red Robin Gourmet Burgers* #             40,590      2,067
                                                  --------
Total Full-service restaurants                       6,039
                                                  --------
--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.9%
--------------------------------------------------------------------------------
Landstar System*                         61,700      2,021
                                                  --------
Total General freight trucking                       2,021
                                                  --------
--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.1%
--------------------------------------------------------------------------------
American Healthways* #                   81,400      2,688
                                                  --------
Total General medical &
    surgical hospitals                               2,688
                                                  --------
--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.5%
--------------------------------------------------------------------------------
United Natural Foods*                    43,512      1,246
                                                  --------
Total Grocery & related product wholesalers          1,246
                                                  --------
--------------------------------------------------------------------------------
HARDWARE, & PLUMBING & HEATING
    EQUIPMENT & SUPPLIES WHOLESALE--0.8%
--------------------------------------------------------------------------------
Watsco                                   45,950      1,934
                                                  --------
Total Hardware, & plumbing &
    heating equipment &
    supplies wholesale                               1,934
                                                  --------
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Mattson Technology*                     192,770      1,531
Tessera Technologies*                    55,000      2,378
Varian Semiconductor
    Equipment Associates*                71,070      2,701
                                                  --------
Total Industrial machinery
    manufacturing                                    6,610
                                                  --------
--------------------------------------------------------------------------------
INFORMATION SERVICES--3.2%
--------------------------------------------------------------------------------
CNET Networks*                          225,670      2,130
Infospace*                               49,830      2,035
Internet Capital Group* #               237,180      1,665
iVillage*                               302,364      1,841
                                                  --------
Total Information services                           7,671
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.6%
--------------------------------------------------------------------------------
Amerigroup*                              49,340   $  1,804
Platinum Underwriters Holdings #         63,070      1,873
                                                  --------
Total Insurance carriers                             3,677
                                                  --------
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.4%
--------------------------------------------------------------------------------
Identix*                                188,340        951
                                                  --------
Total Investigation & security services                951
                                                  --------
--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.6%
--------------------------------------------------------------------------------
Sonic*                                   42,280      1,412
                                                  --------
Total Limited-service eating places                  1,412
                                                  --------
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--4.3%
--------------------------------------------------------------------------------
DiamondCluster International*           111,800      1,800
Korn/Ferry International*               106,540      2,027
Navigant Consulting*                    108,200      2,946
Pacer International*                     79,850      1,908
Resources Connection* #                  66,940      1,401
                                                  --------
Total Management, scientific &
    technical consulting services                   10,082
                                                  --------
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Advanced Medical Optics* #               78,230      2,833
Armor Holdings*                          37,550      1,393
Resmed* #                                63,570      3,585
                                                  --------
Total Medical equipment &
    supplies manufacturing                           7,811
                                                  --------
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Helmerich & Payne                        34,260      1,360
Superior Energy Services*                63,360      1,090
                                                  --------
Total Mining support activities                      2,450
                                                  --------
--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.7%
--------------------------------------------------------------------------------
Lions Gate Entertainment* #             147,520      1,630
                                                  --------
Total Motion picture &
    video industries                                 1,630
                                                  --------
--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Wabash National*                         69,220      1,689
                                                  --------
Total Motor vehicle body &
    trailer manufacturing                            1,689
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/
    MEDICAL/CONTROL INSTRUMENTS
    MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Advanced Energy Industries*             160,220   $  1,549
Syneron Medical* #                       35,580      1,134
Teledyne Technologies*                   40,390      1,264
Varian* #                                58,640      2,222
                                                  --------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                    6,169
                                                  --------
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.6%
--------------------------------------------------------------------------------
Metris*                                 125,260      1,452
                                                  --------
Total Nondepository credit
    intermediation                                   1,452
                                                  --------
--------------------------------------------------------------------------------
NURSING CARE FACILITIES--3.0%
--------------------------------------------------------------------------------
Genesis HealthCare*                     105,985      4,546
Kindred Healthcare*                      69,160      2,427
                                                  --------
Total Nursing care facilities                        6,973
                                                  --------
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.8%
--------------------------------------------------------------------------------
Denbury Resources*                       32,830      1,157
Energy Partners*                         84,040      2,182
Plains Exploration & Production*         60,187      2,101
Southwestern Energy*                     22,430      1,273
                                                  --------
Total Oil & gas extraction                           6,713
                                                  --------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Artesyn Technologies*                   186,220      1,622
                                                  --------
Total Other electrical equipment &
    component manufacturing                          1,622
                                                  --------
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Affiliated Managers Group*               38,105      2,364
                                                  --------
Total Other financial
    investment activities                            2,364
                                                  --------
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Actuant, Cl A*                           46,910      2,107
JLG Industries                           55,970      1,206
                                                  --------
Total Other general purpose
    machinery manufacturing                          3,313
                                                  --------


34    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.5%
--------------------------------------------------------------------------------
Sunstone Hotel Investors                 90,230   $  1,935
Ventas                                   63,850      1,594
                                                  --------
Total Other investment
    pools & funds                                    3,529
                                                  --------
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Scientific Games, Cl A*                 137,488      3,142
Shuffle Master* #                        69,545      2,014
WMS Industries* #                        51,390      1,447
                                                  --------
Total Other miscellaneous
    manufacturing                                    6,603
                                                  --------
--------------------------------------------------------------------------------
OTHER PERSONAL SERVICES--0.6%
--------------------------------------------------------------------------------
Coinstar*                                61,560      1,305
                                                  --------
Total Other personal services                        1,305
                                                  --------
--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.0%
--------------------------------------------------------------------------------
Psychiatric Solutions*                   29,800      1,371
Sierra Health Services* #                54,280      3,465
                                                  --------
Total Outpatient care centers                        4,836
                                                  --------
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Barrier Therapeutics* #                  63,035        976
Immucor* #                              154,072      4,652
MGI Pharma*                              54,340      1,373
Serologicals*                            60,260      1,473
United Therapeutics*                     42,990      1,964
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                   10,438
                                                  --------
--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Allegheny Technologies                   84,560      2,039
                                                  --------
Total Primary metal manufacturing                    2,039
                                                  --------
--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.3%
--------------------------------------------------------------------------------
Cumulus Media, Cl A*                     48,960        698
                                                  --------
Total Radio & television broadcasting                  698
                                                  --------
--------------------------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Wellman                                  66,780        966
                                                  --------
Total Resin, synthetic rubber,
    artificial & synthetic fibers
    manufacturing                                      966
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.4%
--------------------------------------------------------------------------------
Airtran Holdings*                        90,790   $    822
                                                  --------
Total Scheduled air transportation                     822
                                                  --------
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.3%
--------------------------------------------------------------------------------
CV Therapeutics*                         93,910      1,912
Incyte* #                               178,510      1,219
Medicines* #                             52,750      1,195
Telik*                                   77,490      1,169
                                                  --------
Total Scientific r&d services                        5,495
                                                  --------
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.9%
--------------------------------------------------------------------------------
GFI Group*                               37,650      1,010
Investment Technology Group*             88,660      1,552
Jefferies Group                          48,700      1,835
                                                  --------
Total Security & commodity contracts
    intermediation & brokerage                       4,397
                                                  --------
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--5.4%
--------------------------------------------------------------------------------
Amkor Technology*                       123,771        478
Benchmark Electronics*                   51,400      1,636
ChipMOS Technologies*                    43,990        277
Cymer*                                   80,850      2,164
Formfactor*                              74,410      1,685
Microsemi* #                            151,280      2,464
Semtech* #                               93,240      1,666
Sigmatel*                                30,670      1,148
Trident Microsystems*                    68,190      1,206
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                   12,724
                                                  --------
--------------------------------------------------------------------------------
SHOE STORES--0.8%
--------------------------------------------------------------------------------
Genesco* #                               70,000      1,989
                                                  --------
Total Shoe stores                                    1,989
                                                  --------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.3%
--------------------------------------------------------------------------------
Advent Software*                         86,910      1,580
Digi International*                      82,560      1,133
F5 Networks*                             55,790      2,817
Hyperion Solutions*                      45,360      2,001
Openwave Systems* #                     127,550      1,555
Radware*                                 43,730      1,026
Verint Systems*                          70,790      2,473
                                                  --------
Total Software publishers                           12,585
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SPECTATOR SPORTS--0.7%
--------------------------------------------------------------------------------
Penn National Gaming*                    55,760   $  1,638
                                                  --------
Total Spectator sports                               1,638
                                                  --------
--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--0.9%
--------------------------------------------------------------------------------
Dick's Sporting Goods* #                 60,700      2,229
                                                  --------
Total Sporting goods/hobby/
    musical instrument stores                        2,229
                                                  --------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.3%
--------------------------------------------------------------------------------
j2 Global Communications*                44,270      1,519
SBA Communications, Cl A*               274,720      2,517
Ubiquitel*                              225,410      1,510
                                                  --------
Total Telecommunications                             5,546
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $204,425)                                234,757
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares              1,322,935      1,323

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,323)                                    1,323
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--12.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            28,645,120     28,645

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $28,645)                                  28,645
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.0%
    (COST $234,393)                                264,725
================================================================================


                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (12.0)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $ (28,645)
Payable for investment securities
    purchased                                       (3,049)
Payable for capital shares redeemed                   (709)
Payable due to investment adviser                     (166)
Payable due to administrator                           (31)
Other assets and liabilities, net                    4,319

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                 (28,281)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                               $236,444
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 10,639,447 outstanding shares
    of beneficial interest                        $349,645
Accumulated net investment loss                     (1,170)
Accumulated net realized loss
    on investments                                (142,363)
Net unrealized appreciation
    on investments                                  30,332

--------------------------------------------------------------------------------
NET ASSETS                                        $236,444
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $22.22
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $27,468,544.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
The accompanying notes are an integral part of the financial statements.

36    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--86.5%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT
    INTERMEDIATION--0.4%
--------------------------------------------------------------------------------
iPayment* #                              45,180   $  1,907
                                                  --------
Total Activities related to
    credit intermediation                            1,907
                                                  --------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.5%
--------------------------------------------------------------------------------
HealthExtras* #                          84,145      1,401
LabOne* #                               145,280      5,009
                                                  --------
Total Agencies & other insurance
    related activities                               6,410
                                                  --------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Bucyrus International, Cl A*             90,760      3,545
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                   3,545
                                                  --------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.5%
--------------------------------------------------------------------------------
Aleris International*                    92,470      2,307
Century Aluminum* #                     145,370      4,399
                                                  --------
Total Alumina & aluminum
    production & processing                          6,706
                                                  --------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--0.2%
--------------------------------------------------------------------------------
RTI International Metals*                32,160        753
                                                  --------
Total Architectural & structural
    metals manufacturing                               753
                                                  --------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
MTC Technologies* #                     123,520      4,014
                                                  --------
Total Architectural, engineering &
    related services                                 4,014
                                                  --------

--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--1.0%
--------------------------------------------------------------------------------
Dollar Thrifty Automotive
    Group* #                            136,480      4,474
                                                  --------
Total Automotive equipment
    rental & leasing                                 4,474
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES &
    TIRE STORES--0.9%
--------------------------------------------------------------------------------
MarineMax* #                            124,290   $  3,875
                                                  --------
Total Automotive parts,
    accessories & tire stores                        3,875
                                                  --------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Tetra Technologies*                      79,750      2,268
                                                  --------
Total Basic chemical
    manufacturing                                    2,268
                                                  --------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Hansen Natural* #                        74,810      4,494
                                                  --------
Total Beverage manufacturing                         4,494
                                                  --------

--------------------------------------------------------------------------------
CLOTHING STORES--0.3%
--------------------------------------------------------------------------------
Orange 21*                              169,150      1,099
                                                  --------
Total Clothing stores                                1,099
                                                  --------

--------------------------------------------------------------------------------
COAL MINING--0.9%
--------------------------------------------------------------------------------
Penn Virginia #                          83,180      3,818
                                                  --------
Total Coal mining                                    3,818
                                                  --------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL
    EQUIPMENT RENTAL &
    LEASING--0.8%
--------------------------------------------------------------------------------
Audiocodes*                             291,040      3,277
                                                  --------
Total Commercial/industrial
    equipment rental & leasing                       3,277
                                                  --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Comtech Telecommunications* #           107,950      5,624
                                                  --------
Total Communications
    equipment manufacturing                          5,624
                                                  --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Metrologic Instruments* #               201,840      4,537
                                                  --------
Total Computer & peripheral
    equipment manufacturing                          4,537
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.0%
--------------------------------------------------------------------------------
Covansys* #                             373,380   $  5,569
Kanbay International* #                 283,913      5,809
Lipman Electronic Engineering           120,950      3,476
Sapient*                                360,460      2,648
                                                  --------
Total Computer systems design &
    related services                                17,502
                                                  --------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
Diana Shipping* #                       129,750      2,146
                                                  --------
Total Deep sea, coastal &
    great lakes water transportation                 2,146
                                                  --------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.3%
--------------------------------------------------------------------------------
Bankunited Financial, Cl A* #           100,530      2,700
Boston Private Financial
    Holdings #                           97,240      2,309
FirstFed Financial* #                    62,850      3,206
Hanmi Financial                         168,920      2,796
IBERIABANK                               45,250      2,546
PFF Bancorp #                           133,872      3,695
Preferred Bank                           40,560      1,618
                                                  --------
Total Depository credit
    intermediation                                  18,870
                                                  --------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.6%
--------------------------------------------------------------------------------
EnPro Industries*                        91,100      2,505
                                                  --------
Total Engine, turbine & power
    transmission equipment manufacturing             2,505
                                                  --------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Deckers Outdoor* #                      110,120      3,936
                                                  --------
Total Footwear manufacturing                         3,936
                                                  --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
--------------------------------------------------------------------------------
Dave & Buster's* #                      143,940      2,692
                                                  --------
Total Full-service restaurants                       2,692
                                                  --------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--1.0%
--------------------------------------------------------------------------------
Isle of Capri Casinos* #                158,160      4,198
                                                  --------
Total Gambling industries                            4,198
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.6%
--------------------------------------------------------------------------------
Universal Truckload Services*           128,740   $  2,716
                                                  --------
Total General freight trucking                       2,716
                                                  --------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--2.8%
--------------------------------------------------------------------------------
Amedisys*                               182,577      5,523
Intuitive Surgical*                     147,439      6,704
                                                  --------
Total Home health care services                     12,227
                                                  --------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Middleby                                 53,390      2,637
                                                  --------
Total Household appliance manufacturing              2,637
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.4%
--------------------------------------------------------------------------------
SupportSoft*                            339,678      1,794
                                                  --------
Total Information services                           1,794
                                                  --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.2%
--------------------------------------------------------------------------------
American Physicians Capital* #           71,490      2,450
FPIC Insurance Group* #                  67,700      2,177
Triad Guaranty*                          69,480      3,655
United Fire & Casualty                   85,360      2,888
Universal American Financial*           262,010      4,533
WellCare Health Plans*                   93,110      2,836
                                                  --------
Total Insurance carriers                            18,539
                                                  --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.5%
--------------------------------------------------------------------------------
California Pizza Kitchen*                94,420      2,213
                                                  --------
Total Limited-service eating places                  2,213
                                                  --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--5.9%
--------------------------------------------------------------------------------
Charles River Associates* #             136,180      6,720
DiamondCluster International* #         284,320      4,578
HUB Group, Cl A*                         87,571      5,488
Huron Consulting Group* #               160,537      3,325
Navigant Consulting* #                  201,420      5,485
                                                  --------
Total Management, scientific &
    technical consulting services                   25,596
                                                  --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Arthrocare* #                            62,610      1,784
                                                  --------
Total Medical equipment &
    supplies manufacturing                           1,784
                                                  --------


38    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
METAL ORE MINING--1.0%
--------------------------------------------------------------------------------
Cleveland-Cliffs #                       61,540   $  4,484
                                                  --------
Total Metal ore mining                               4,484
                                                  --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
--------------------------------------------------------------------------------
Oceaneering International*               91,910      3,447
Pioneer Drilling* #                     215,640      2,969
                                                  --------
Total Mining support activities                      6,416
                                                  --------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--1.0%
--------------------------------------------------------------------------------
Central Garden and Pet*                  96,570      4,236
                                                  --------
Total Miscellaneous nondurable
    goods wholesale                                  4,236
                                                  --------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Wabash National*                        163,230      3,983
                                                  --------
Total Motor vehicle body &
    trailer manufacturing                            3,983
                                                  --------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
ESCO Technologies* #                     84,810      6,814
                                                  --------
Total Motor vehicle parts
    manufacturing                                    6,814
                                                  --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.5%
--------------------------------------------------------------------------------
American Science & Engineering* #       101,390      4,533
Biosite* #                               70,380      3,662
Credence Systems*                       251,690      1,991
EDO #                                   103,720      3,117
Faro Technologies* #                     90,570      2,132
                                                  --------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                   15,435
                                                  --------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.6%
--------------------------------------------------------------------------------
Cash America International               91,700      2,011
First Cash Financial Services* #         26,070        552
Metris* #                               394,820      4,576
                                                  --------
Total Nondepository credit
    intermediation                                   7,139
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
--------------------------------------------------------------------------------
Intermagnetics General* #               131,460   $  3,200
                                                  --------
Total Nonferrous production &
    processing                                       3,200
                                                  --------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.3%
--------------------------------------------------------------------------------
Horizon Health* #                        75,550      3,211
Symbion* #                              120,722      2,580
                                                  --------
Total Offices of physicians                          5,791
                                                  --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.1%
--------------------------------------------------------------------------------
Carrizo Oil & Gas*                      117,180      1,991
Comstock Resources*                     289,100      8,309
Energy Partners*                        179,810      4,669
KCS Energy*                             188,030      2,888
                                                  --------
Total Oil & gas extraction                          17,857
                                                  --------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.5%
--------------------------------------------------------------------------------
Great Wolf Resorts*                      83,070      2,073
                                                  --------
Total Other amusement &
    recreation industries                            2,073
                                                  --------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Cascade                                  29,230      1,023
JLG Industries #                        220,850      4,759
                                                  --------
Total Other general purpose
    machinery manufacturing                          5,782
                                                  --------

--------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.9%
--------------------------------------------------------------------------------
Foster Wheeler* #                       233,300      4,059
                                                  --------
Total Other heavy construction                       4,059
                                                  --------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Shuffle Master* #                        72,075      2,087
                                                  --------
Total Other miscellaneous
    manufacturing                                    2,087
                                                  --------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.6%
--------------------------------------------------------------------------------
Brookstone*                             162,320      2,633
                                                  --------
Total Other miscellaneous
    store retailers                                  2,633
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER MOTOR VEHICLE DEALERS--0.5%
--------------------------------------------------------------------------------
Rush Enterprises, Cl A*                 149,870   $  2,350
                                                  --------
Total Other motor vehicle dealers                    2,350
                                                  --------
--------------------------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Champion Enterprises* #                 208,530      1,960
                                                  --------
Total Other wood product
    manufacturing                                    1,960
                                                  --------
--------------------------------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Terra Industries* #                     275,430      2,137
                                                  --------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing               2,137
                                                  --------
--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
ElkCorp #                               128,050      4,925
                                                  --------
Total Petroleum & coal products
    manufacturing                                    4,925
                                                  --------
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.3%
--------------------------------------------------------------------------------
Able Laboratories* #                    113,500      2,663
Bone Care International*                216,220      5,609
Cypress Bioscience*                     236,180      2,159
First Horizon Pharmaceutical* #         151,290      2,554
SuperGen* #                             273,780      1,330
United Therapeutics* #                  190,450      8,702
                                                  --------
Total Pharmaceutical &
    medicine manufacturing                          23,017
                                                  --------
--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Jarden* #                               143,015      6,562
                                                  --------
Total Plastics product manufacturing                 6,562
                                                  --------
--------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.1%
--------------------------------------------------------------------------------
Chemed #                                 63,820      4,881
                                                  --------
Total Plumbing, heating &
    ac contractor                                    4,881
                                                  --------
--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.3%
--------------------------------------------------------------------------------
Neoware Systems* #                      124,817      1,302
                                                  --------
Total Professional & commercial
    equipment & supply wholesale                     1,302
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A*                180,867   $  4,686
                                                  --------
Total Rail transportation                            4,686
                                                  --------
--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Greenbrier #                             91,800      3,221
                                                  --------
Total Railroad rolling stock
    manufacturing                                    3,221
                                                  --------
--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.4%
--------------------------------------------------------------------------------
Metal Management #                       68,260      1,753
                                                  --------
Total Remediation & other waste
    management services                              1,753
                                                  --------
--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.9%
--------------------------------------------------------------------------------
Walter Industries #                      93,700      3,987
                                                  --------
Total Residential building construction              3,987
                                                  --------
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.8%
--------------------------------------------------------------------------------
CV Therapeutics*                        133,570      2,720
Encysive Pharmaceuticals*               426,745      4,361
Incyte* #                               183,480      1,253
NitroMed*                               225,360      3,901
                                                  --------
Total Scientific r&d services                       12,235
                                                  --------
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Aeroflex*                               253,190      2,362
                                                  --------
Total Semiconductor & other
    electronic component manufacturing               2,362
                                                  --------
--------------------------------------------------------------------------------
SHOE STORES--1.5%
--------------------------------------------------------------------------------
Genesco* #                              225,360      6,405
                                                  --------
Total Shoe stores                                    6,405
                                                  --------
--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
--------------------------------------------------------------------------------
Providence Service*                     141,116      3,282
                                                  --------
Total Social assistance                              3,282
                                                  --------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.2%
--------------------------------------------------------------------------------
Ansys*                                   85,800      2,935
Progress Software*                       91,980      2,412
                                                  --------
Total Software publishers                            5,347
                                                  --------


40    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.5%
--------------------------------------------------------------------------------
NS Group*                               209,550   $  6,582
                                                  --------
Total Steel product manufacturing
    from purchased steel                             6,582
                                                  --------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.2%
--------------------------------------------------------------------------------
j2 Global Communications* #              36,810      1,263
Premiere Global Services*               369,950      4,188
                                                  --------
Total Telecommunications                             5,451
                                                  --------
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.6%
--------------------------------------------------------------------------------
MTR Gaming Group*                       208,090      2,580
                                                  --------
Total Traveler accommodation                         2,580
                                                  --------
--------------------------------------------------------------------------------
WASTE COLLECTION--0.5%
--------------------------------------------------------------------------------
Clean Harbors*                          121,690      2,232
                                                  --------
Total Waste collection                               2,232
                                                  --------
--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.5%
--------------------------------------------------------------------------------
Casella Waste Systems, Cl A* #          165,829      2,194
                                                  --------
Total Waste treatment & disposal                     2,194
                                                  --------
--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                 28,197        735
                                                  --------
Total Water, sewage & other systems                    735
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $285,787)                                378,331
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENTS--11.8%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares             21,767,113     21,767
PNC Bank Money
    Market Fund                      29,600,340     29,600

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $51,367)                                  51,367
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--29.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)           127,189,750    127,190

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $127,190)                                127,190
================================================================================


                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--127.4%
    (COST $464,344)                               $556,888
================================================================================

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (27.4)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                            (127,190)
Payable for investment securities
    purchased                                       (5,678)
Payable for capital shares redeemed                   (122)
Payable due to investment adviser                     (359)
Payable due to administrator                           (56)
Other assets and liabilities, net                   13,536

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                (119,869)
================================================================================

NET ASSETS-- 100.0%                               $437,019
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 8,727,274 outstanding shares
    of beneficial interest                       $ 326,074
Accumulated net investment loss                     (1,925)
Accumulated net realized gain
    on investments                                  20,326
Net unrealized appreciation
    on investments                                  92,544

--------------------------------------------------------------------------------
NET ASSETS                                        $437,019
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $50.08
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $122,631,652.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--96.0%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.1%
--------------------------------------------------------------------------------
Euronet Worldwide*                       20,970   $    599
                                                  --------
Total Activities related to
    credit intermediation                              599
                                                  --------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Curtiss-Wright                            7,860        448
                                                  --------
Total Aerospace product &
    parts manufacturing                                448
                                                  --------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Bucyrus International, Cl A*              3,060        119
Joy Global                               21,415        751
Lone Star Technologies*                  14,193        560
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                   1,430
                                                  --------

--------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.1%
--------------------------------------------------------------------------------
Men's Wearhouse*                         14,590        616
                                                  --------
Total Apparel, piece goods &
    notions wholesale                                  616
                                                  --------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.5%
--------------------------------------------------------------------------------
Washington Group International*          19,275        867
                                                  --------
Total Architectural, engineering &
    related services                                   867
                                                  --------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES &
    TIRE STORES--0.8%
--------------------------------------------------------------------------------
CSK Auto*                                27,070        478
                                                  --------
Total Automotive parts,
    accessories & tire stores                          478
                                                  --------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.8%
--------------------------------------------------------------------------------
FMC*                                     11,230        600
Georgia Gulf                              5,890        271
Minerals Technologies                    10,579        696
                                                  --------
Total Basic chemical manufacturing                   1,567
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.9%
--------------------------------------------------------------------------------
TeleTech Holdings*                       41,190   $    532
                                                  --------
Total Business support services                        532
                                                  --------

--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Texas Industries                          7,137        384
                                                  --------
Total Cement & concrete
    product manufacturing                              384
                                                  --------

--------------------------------------------------------------------------------
COAL MINING--0.9%
--------------------------------------------------------------------------------
Foundation Coal Holdings                 21,980        517
                                                  --------
Total Coal mining                                      517
                                                  --------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Extreme Networks*                        52,500        309
                                                  --------
Total Communications equipment
    manufacturing                                      309
                                                  --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.1%
--------------------------------------------------------------------------------
Avid Technology*                         10,370        561
Intergraph*                              36,366      1,048
Micros Systems*                          12,910        474
Titan*                                   43,340        787
                                                  --------
Total Computer systems design &
    related services                                 2,870
                                                  --------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Quiksilver*                              17,020        494
                                                  --------
Total Cut & sew apparel manufacturing                  494
                                                  --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.1%
--------------------------------------------------------------------------------
eFunds*                                  26,130        583
Global Payments                           9,520        614
                                                  --------
Total Data processing services                       1,197
                                                  --------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.6%
--------------------------------------------------------------------------------
General Maritime*                         9,430        457
OMI                                      22,766        436
                                                  --------
Total Deep sea, coastal & great lakes
    water transportation                               893
                                                  --------


42    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.1%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A               25,363   $    441
Brookline Bancorp                        24,212        361
Commercial Capital Bancorp               25,780        525
Hanmi Financial                          19,700        326
Pacific Capital Bancorp                   9,470        282
Provident Bankshares                     11,270        371
                                                  --------
Total Depository credit intermediation               2,306
                                                  --------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--2.2%
--------------------------------------------------------------------------------
Rare Hospitality International*          20,270        626
Red Robin Gourmet Burgers*               12,310        627
                                                  --------
Total Full-service restaurants                       1,253
                                                  --------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
--------------------------------------------------------------------------------
Overnite                                  8,588        275
                                                  --------
Total General freight trucking                         275
                                                  --------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.0%
--------------------------------------------------------------------------------
Ralcorp Holdings                         12,346        585
                                                  --------
Total Grain & oilseed milling                          585
                                                  --------

--------------------------------------------------------------------------------
GROCERY STORES--1.0%
--------------------------------------------------------------------------------
Pantry*                                  19,120        592
                                                  --------
Total Grocery stores                                   592
                                                  --------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.8%
--------------------------------------------------------------------------------
Apria Healthcare Group*                  23,030        739
Option Care                              13,770        284
                                                  --------
Total Home health care services                      1,023
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.7%
--------------------------------------------------------------------------------
Websense*                                 7,300        393
                                                  --------
Total Information services                             393
                                                  --------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.2%
--------------------------------------------------------------------------------
Allmerica Financial*                     18,060        649
American Equity Investment
    Life Holding                         23,300        298
Ohio Casualty*                           28,070        645
Philadelphia Consolidated Holding*        4,800        372
ProAssurance*                            10,651        421
                                                  --------
Total Insurance carriers                             2,385
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.0%
--------------------------------------------------------------------------------
Brink's                                  16,550   $    573
                                                  --------
Total Investigation & security services                573
                                                  --------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
--------------------------------------------------------------------------------
Sonic*                                   16,430        549
                                                  --------
Total Limited-service eating places                    549
                                                  --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Invacare                                 10,610        474
                                                  --------
Total Medical equipment &
    supplies manufacturing                             474
                                                  --------

--------------------------------------------------------------------------------
METALWORKING MACHINERY
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Kennametal                               11,580        550
                                                  --------
Total Metalworking machinery
    manufacturing                                      550
                                                  --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.3%
--------------------------------------------------------------------------------
Atwood Oceanics*                          8,590        572
Cal Dive International*                  16,453        745
                                                  --------
Total Mining support activities                      1,317
                                                  --------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.4%
--------------------------------------------------------------------------------
Southern Union*                          30,747        772
                                                  --------
Total Natural gas distribution                         772
                                                  --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Analogic                                  9,276        401
                                                  --------
Total Navigational/measuring/medical/
    control instruments manufacturing                  401
                                                  --------

--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.7%
--------------------------------------------------------------------------------
R.H. Donnelley*                          16,722        971
                                                  --------
Total Newspaper/periodical/book/
    database publishers                                971
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--1.1%
--------------------------------------------------------------------------------
Olin                                     28,430   $    634
                                                  --------
Total Nonferrous production &
    processing                                         634
                                                  --------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--1.8%
--------------------------------------------------------------------------------
Genesis HealthCare*                       8,970        385
Kindred Healthcare*                      17,360        609
                                                  --------
Total Nursing care facilities                          994
                                                  --------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.2%
--------------------------------------------------------------------------------
Adesa                                    28,740        671
                                                  --------
Total Office supplies,
    stationery & gift stores                           671
                                                  --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
--------------------------------------------------------------------------------
Cimarex Energy*                          15,200        593
Comstock Resources*                      12,270        352
                                                  --------
Total Oil & gas extraction                             945
                                                  --------

--------------------------------------------------------------------------------
OTHER CROP FARMING--0.9%
--------------------------------------------------------------------------------
Delta & Pine Land                        19,770        534
                                                  --------
Total Other crop farming                               534
                                                  --------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
IDEX                                     15,292        617
                                                  --------
Total Other general purpose
    machinery manufacturing                            617
                                                  --------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.8%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities           7,775        501
Apollo Investment                        34,640        581
Capital Automotive REIT                  20,409        676
Kilroy Realty                            15,450        632
Maguire Properties                       14,880        355
Reckson Associates Realty                17,310        532
                                                  --------
Total Other investment pools & funds                 3,277
                                                  --------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Build-A-Bear Workshop* #                  9,720        298
                                                  --------
Total Other miscellaneous
    manufacturing                                      298
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER TRANSIT & GROUND PASSENGER
    TRANSPORTATION--1.9%
--------------------------------------------------------------------------------
Laidlaw International*                   51,072   $  1,062
                                                  --------
Total Other transit & ground
    passenger transportation                         1,062
                                                  --------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.0%
--------------------------------------------------------------------------------
Psychiatric Solutions*                   11,280        519
Sierra Health Services*                   9,250        590
                                                  --------
Total Outpatient care centers                        1,109
                                                  --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Andrx*                                   30,400        689
Impax Laboratories*                      34,910        559
Par Pharmaceutical*                      12,690        424
Prestige Brands Holdings*                16,140        285
Serologicals*                            21,170        517
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                    2,474
                                                  --------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Jarden*                                  19,687        903
                                                  --------
Total Plastics product manufacturing                   903
                                                  --------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AIR CONDITIONING
    CONTRACTOR--1.2%
--------------------------------------------------------------------------------
Chemed                                    8,980        687
                                                  --------
Total Plumbing, heating &
    air conditioning contractor                        687
                                                  --------

--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.9%
--------------------------------------------------------------------------------
Metal Management                         19,240        494
                                                  --------
Total Remediation & other waste
    management services                                494
                                                  --------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.9%
--------------------------------------------------------------------------------
WCI Communities*                         16,670        501
                                                  --------
Total Residential building construction                501
                                                  --------

--------------------------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber*                  30,200        403
                                                  --------
Total Rubber product manufacturing                     403
                                                  --------


44    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
--------------------------------------------------------------------------------
Martek Biosciences*                       9,070   $    528
Orchid BioSciences*                      18,120        213
                                                  --------
Total Scientific r&d services                          741
                                                  --------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--0.7%
--------------------------------------------------------------------------------
Knight Trading Group, Cl A*              42,630        411
                                                  --------
Total Security & commodity
    contracts intermediation &
    brokerage                                          411
                                                  --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--3.9%
--------------------------------------------------------------------------------
DSP Group*                               26,520        683
NAM TAI Electronics                      34,116        907
Thomas & Betts*                          19,990        646
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                    2,236
                                                  --------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--1.3%
--------------------------------------------------------------------------------
McDermott International*                 40,090        759
                                                  --------
Total Ship & boat building                             759
                                                  --------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Elizabeth Arden*                         14,761        350
                                                  --------
Total Soap, cleaners & toilet
    preparation manufacturing                          350
                                                  --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.5%
--------------------------------------------------------------------------------
Hyperion Solutions*                       9,550        421
THQ*                                      9,950        280
Transaction Systems Architects, Cl A*    30,440        705
                                                  --------
Total Software publishers                            1,406
                                                  --------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--1.9%
--------------------------------------------------------------------------------
Dick's Sporting Goods*                   16,180        594
Guitar Center*                            8,310        456
                                                  --------
Total Sporting goods/hobby/
    musical instrument stores                        1,050
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.8%
--------------------------------------------------------------------------------
Alamosa Holdings*                        71,345   $    832
j2 Global Communications*                 9,640        331
Leap Wireless International*             27,600        719
Spectrasite*                              7,370        427
Ubiquitel*                               62,650        420
                                                  --------
Total Telecommunications                             2,729
                                                  --------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT &
    RESERVATION SERVICES--0.6%
--------------------------------------------------------------------------------
Priceline.com Incorporated*              13,820        348
                                                  --------
Total Travel arrangement &
    reservation services                               348
                                                  --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.0%
--------------------------------------------------------------------------------
Choice Hotels International              11,050        685
Gaylord Entertainment*                   11,810        477
                                                  --------
Total Traveler accommodation                         1,162
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $50,447)                                  54,415
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.5%
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund           6,990        854

--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
    (COST $853)                                        854
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.9%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares              1,663,123      1,663

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,663)                                    1,663
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--0.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)               297,600        298

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $298)                                        298
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%
    (COST $53,261)                                  57,230
================================================================================


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.9)%
--------------------------------------------------------------------------------
Payable for investment securities
    purchased                                     $ (2,371)
Obligation to return securities
    lending collateral                                (298)
Payable due to investment adviser                      (38)
Payable due to distributor                             (12)
Payable due to administrator                            (7)
Other assets and liabilities, net                    2,191

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                    (535)
================================================================================

NET ASSETS-- 100.0%                                $56,695
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 3,807,694 outstanding shares
    of beneficial interest                         $53,278
Accumulated net investment loss                       (164)
Accumulated net realized loss
    on investments                                    (388)
Net unrealized appreciation
    on investments                                   3,969

--------------------------------------------------------------------------------
NET ASSETS                                         $56,695
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS II SHARES               $14.89
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $294,240.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

46    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--101.0%+
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--3.7%
--------------------------------------------------------------------------------
Comverse Technology*                     20,220  $     510
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                         510
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--14.3%
--------------------------------------------------------------------------------
Apple Computer*                          21,120        880
Dell*                                    11,460        440
EMC*                                     28,720        354
Integrated Device Technology*            24,170        291
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,965
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.9%
--------------------------------------------------------------------------------
Cognizant Technology
    Solutions, Cl A*                      6,220        287
Witness Systems*                         13,850        243
                                                 ---------
Total Computer systems design &
    related services                                   530
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--3.0%
--------------------------------------------------------------------------------
CDW                                       7,130        404
                                                 ---------
Total Electronics & appliance stores                   404
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.7%
--------------------------------------------------------------------------------
Kla-Tencor*                               8,470        390
Lam Research*                            13,760        397
                                                 ---------
Total Industrial machinery
    manufacturing                                      787
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--9.4%
--------------------------------------------------------------------------------
CNET Networks*                           32,630        308
Google, Cl A*                             1,450        262
Internet Capital Group*                  43,240        303
Yahoo!*                                  12,060        409
                                                 ---------
Total Information services                           1,282
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.6%
--------------------------------------------------------------------------------
Cogent*                                  13,870  $     349
                                                 ---------
Total Investigation &
    security services                                  349
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Gilead Sciences*                         14,180        508
Sepracor*                                 4,300        247
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                             755
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--27.0%
--------------------------------------------------------------------------------
Altera*                                  13,710        271
Applied Materials*                       26,200        426
Benchmark Electronics*                   12,990        414
Cymer*                                   11,270        302
Intel                                    22,620        526
Marvell Technology Group*                12,130        465
PMC-Sierra*                              45,340        399
Texas Instruments                        18,770        478
Xilinx                                   14,350        419
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing               3,700
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--21.4%
--------------------------------------------------------------------------------
Citrix Systems*                          23,030        548
F5 Networks*                             10,240        517
Macromedia*                              13,540        454
Mercury Interactive*                      5,370        254
Oracle*                                  48,320        603
VeriSign*                                19,610        563
                                                 ---------
Total Software publishers                            2,939
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.5%
--------------------------------------------------------------------------------
Alamosa Holdings*                        23,750        277
Amdocs*                                  11,950        340
                                                 ---------
Total Telecommunications                               617
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $11,949)                                  13,838
================================================================================


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.0%
    (COST $11,949)                                 $13,838
================================================================================


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (1.0)%
--------------------------------------------------------------------------------
Payable for capital shares redeemed                    (42)
Payable due to investment adviser                       (7)
Payable due to administrator                            (2)
Other assets and liabilities, net                      (80)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                    (131)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                $13,707
================================================================================

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 2,348,337 outstanding shares
    of beneficial interest                        $142,814
Accumulated net investment loss                        (99)
Accumulated net realized loss
    on investments                                (130,897)
Net unrealized appreciation
    on investments                                   1,889

--------------------------------------------------------------------------------
NET ASSETS                                         $13,707
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                 $5.84
================================================================================

* Non-income producing security
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Cl - Class
The accompanying notes are an integral part of the financial statements.

48    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--100.0%+
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.1%
--------------------------------------------------------------------------------
Qualcomm                                 27,010   $    990
                                                  --------
Total Communications equipment
    manufacturing                                      990
                                                  --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--10.6%
--------------------------------------------------------------------------------
Apple Computer*                          43,350      1,806
EMC*                                    126,960      1,564
                                                  --------
Total Computer & peripheral
    equipment manufacturing                          3,370
                                                  --------

--------------------------------------------------------------------------------
DEPARTMENT STORES--5.0%
--------------------------------------------------------------------------------
Wal-Mart Stores                          31,670      1,587
                                                  --------
Total Department stores                              1,587
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--10.7%
--------------------------------------------------------------------------------
Google, Cl A*                             7,440      1,343
Yahoo!*                                  61,250      2,076
                                                  --------
Total Information services                           3,419
                                                  --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.7%
--------------------------------------------------------------------------------
Monster Worldwide* #                     42,230      1,185
                                                  --------
Total Management, scientific &
    technical consulting services                    1,185
                                                  --------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Kinetic Concepts*                        14,690        876
                                                  --------
Total Medical equipment &
    supplies manufacturing                             876
                                                  --------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.4%
--------------------------------------------------------------------------------
Transocean*                              14,590        751
                                                  --------
Total Mining support activities                        751
                                                  --------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--3.2%
--------------------------------------------------------------------------------
Caremark Rx*                             25,940      1,032
                                                  --------
Total Offices of physicians                          1,032
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Coach*                                   23,140   $  1,310
                                                  --------
Total Other leather & allied
    product manufacturing                            1,310
                                                  --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.6%
--------------------------------------------------------------------------------
Gilead Sciences*                         49,970      1,789
                                                  --------
Total Pharmaceutical &
    medicine manufacturing                           1,789
                                                  --------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.9%
--------------------------------------------------------------------------------
Morgan Stanley                           27,490      1,574
                                                  --------
Total Security & commodity
    contracts intermediation &
    brokerage                                        1,574
                                                  --------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--26.4%
--------------------------------------------------------------------------------
Applied Materials*                       99,970      1,624
Intel                                    80,630      1,873
Nvidia*                                  39,860        947
Texas Instruments                        53,420      1,362
Tyco International                       33,760      1,141
Xilinx #                                 51,210      1,497
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                    8,444
                                                  --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--12.8%
--------------------------------------------------------------------------------
Microsoft                                59,590      1,441
Oracle*                                 120,610      1,505
VeriSign* #                              39,660      1,138
                                                  --------
Total Software publishers                            4,084
                                                  --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--4.8%
--------------------------------------------------------------------------------
MGM Mirage*                              21,430      1,518
                                                  --------
Total Traveler accommodation                         1,518
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $31,207)                                  31,929
================================================================================


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND

                                                     Value
                                        Shares       (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--5.3%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             1,675,500   $  1,676

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,676)                                    1,676
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.3%
    (COST $32,883)                                  33,605
================================================================================


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (5.3)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                              (1,676)
Payable to Custodian                                  (709)
Payable to capital shares redeemed                     (77)
Payable due to investment adviser                      (14)
Payable due to administrator                            (4)
Other assets and liabilities, net                      803

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                  (1,677)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                $31,928
================================================================================


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)
    based on 5,215,714 outstanding shares
    of beneficial interest                        $189,947
Accumulated net investment loss                       (123)
Accumulated net realized loss
    on investments                                (158,618)
Net unrealized appreciation
    on investments                                     722

--------------------------------------------------------------------------------
NET ASSETS                                         $31,928
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                 $6.12
================================================================================

*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $1,609,516.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
The accompanying notes are an integral part of the financial statements.

50   TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
March 31, 2005

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.9%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--3.0%
--------------------------------------------------------------------------------
National-Oilwell*                         5,590   $    261
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                     261
                                                  --------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--5.5%
--------------------------------------------------------------------------------
Comverse Technology*                     15,780        398
NMS Communications*                      21,340         92
                                                  --------
Total Commercial/industrial
    equipment rental & leasing                         490
                                                  --------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--5.1%
--------------------------------------------------------------------------------
Apple Computer*                          10,920        455
                                                  --------
Total Computer & peripheral
    equipment manufacturing                            455
                                                  --------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--7.1%
--------------------------------------------------------------------------------
Ixia*                                    18,520        329
Witness Systems*                         17,260        303
                                                  --------
Total Computer systems design &
    related services                                   632
                                                  --------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.8%
--------------------------------------------------------------------------------
Global Payments                           3,870        250
                                                  --------
Total Data processing services                         250
                                                  --------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Lam Research*                             7,210        208
                                                  --------
Total Industrial machinery
    manufacturing                                      208
                                                  --------

--------------------------------------------------------------------------------
INFORMATION SERVICES--13.2%
--------------------------------------------------------------------------------
CNET Networks* #                         19,830        187
Google, Cl A*                             2,270        410
Internet Capital Group* #                39,400        277
Yahoo!*                                   8,670        294
                                                  --------
Total Information services                           1,168
                                                  --------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.4%
--------------------------------------------------------------------------------
Cogent*                                   8,340   $    210
                                                  --------
Total Investigation & security services                210
                                                  --------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--3.3%
--------------------------------------------------------------------------------
Monster Worldwide*                       10,310        289
                                                  --------
Total Management, scientific &
    technical consulting services                      289
                                                  --------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--7.6%
--------------------------------------------------------------------------------
Advanced Energy Industries*              20,420        197
Fisher Scientific International*          3,970        226
Roper Industries                          3,750        246
                                                  --------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                      669
                                                  --------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--5.0%
--------------------------------------------------------------------------------
Range Resources                          12,430        290
Ultra Petroleum*                          3,010        153
                                                  --------
Total Oil & gas extraction                             443
                                                  --------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
--------------------------------------------------------------------------------
SEI Investments                           6,480        234
                                                  --------
Total Other financial
    investment activities                              234
                                                  --------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Coach*                                    5,040        286
                                                  --------
Total Other leather & allied
    product manufacturing                              286
                                                  --------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Sepracor*                                 3,630        208
                                                  --------
Total Pharmaceutical &
    medicine manufacturing                             208
                                                  --------


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--8.9%
--------------------------------------------------------------------------------
Altera*                                   6,320   $    125
Amkor Technology* #                      24,110         93
Cymer*                                    8,220        220
Marvell Technology Group*                 6,670        256
PMC-Sierra*                              10,630         93
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                      787
                                                  --------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--14.0%
--------------------------------------------------------------------------------
F5 Networks*                              5,370        271
Macromedia*                               9,960        333
Mercury Interactive* #                    5,250        249
VeriSign*                                13,580        390
                                                  --------
Total Software publishers                            1,243
                                                  --------

--------------------------------------------------------------------------------
SOUND RECORDING INDUSTRIES--2.6%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Cl A*           5,540        226
                                                  --------
Total Sound recording industries                       226
                                                  --------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.0%
--------------------------------------------------------------------------------
Alamosa Holdings*                        10,710        125
Amdocs*                                   8,070        229
                                                  --------
Total Telecommunications                               354
                                                  --------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--3.8%
--------------------------------------------------------------------------------
Wynn Resorts*                             4,990        338
                                                  --------
Total Traveler accommodation                           338
                                                  --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $7,289)                                    8,751
================================================================================


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--6.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)               569,000   $    569

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $569)                                        569
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.3%
    (COST $7,858)                                   $9,320
================================================================================

Percentages are based on net assets of $8,849,805.
*   Non-income producing security
# Security fully or partially on loan at March 31, 2005 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005, was $525,826.
(1) A private placement security. Units are non-transferable buy may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl - Class
The accompanying notes are an integral part of the financial statements.

52    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES (000)


                                                                                                                 Turner
                                                                                                             New Enterprise
                                                                                                                  Fund
                                                                                                        ----------------------------
                                                                                                                 3/31/05
------------------------------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities, at cost                                                                              $  7,858
====================================================================================================================================
    Investment securities, at value                                                                             $  9,320
    Receivable for investment securities sold                                                                        934
    Receivable for capital shares sold                                                                                 5
    Receivable for dividend and interest income                                                                        1
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                                                               10,260
====================================================================================================================================
Liabilities:
    Payable to custodian                                                                                             826
    Obligation to return securities lending collateral                                                               569
    Payable due to investment adviser                                                                                  3
    Payable due to administrator                                                                                       1
    Accrued expenses                                                                                                  11
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                                                           1,410
------------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                                                             $  8,850
====================================================================================================================================
Net assets:
    Portfolio capital, Class I Shares                                                                            $17,127
    Accumulated net investment loss                                                                                  (67)
    Accumulated net realized loss on investments                                                                  (9,672)
    Net unrealized appreciation on investments                                                                     1,462
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                                                                               $  8,850
====================================================================================================================================
Outstanding shares of beneficial interest: (1)
    Class I Shares (2)                                                                                         1,756,438
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                                                                $5.04
====================================================================================================================================

(1) Unlimited authorization-- no par value.
(2) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS (000)

                                                                        Turner                 Turner
                                                     Turner              Core                 Strategic             Turner
                                                    Large Cap           Growth                 Growth               Midcap
                                                   Growth Fund          Fund (1)                Fund             Growth Fund
                                              --------------------------------------------------------------------------------------
                                                  10/1/04 thru       10/1/04 thru           10/1/04 thru         10/1/04 thru
                                                     3/31/05            3/31/05                3/31/05              3/31/05
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                        $   256              $  25                 $  15             $    1,772
    Interest                                              7                  1                     1                     18
    Securities lending                                    1                 --                     1                    147
    Foreign taxes withheld                               --                 --                    --                     (5)
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                          264                 26                    17                  1,932
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                            195                 20                    25                  3,536
    Administrator fees                                   49                  4                     5                    707
    Distribution fees (2)                                --                 --                    --                      2
    Shareholder service fees (2)                         --                  5                    --                      2
    Transfer agent fees                                  56                 18                    16                    919
    Custodian fees                                       18                  4                     9                    133
    Professional fees                                     6                  2                     1                    134
    Printing fees                                         5                  1                     1                    108
    Trustees' fees                                        3                 --                    --                     36
    Registration fees                                     2                 --                    --                     20
    Insurance and other fees                              4                 --                    --                     47
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                   338                 54                    57                  5,644
    Less:
          Investment advisory fee waiver                (94)               (20)                  (16)                    --
          Reimbursement from adviser                     --                 (4)                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                     244                 30                    41                  5,644
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                   20                 (4)                  (24)                (3,712)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                                3,095                485                   146                 51,939
    Net unrealized appreciation
       (depreciation) of
       investment securities                           (394)               (12)                  267                 68,483
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                 2,701                473                   413                120,422
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                               $2,721               $469                  $389               $116,710
====================================================================================================================================

(1) Effective February 25, 2005, the Constellation Funds reorganized the Constellation TIP Tax Managed U.S. Equity Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. For additional information see Note 1 in Notes to Financial Statements.

(2) Attributable to Class II Shares only.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

54  TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                      Turner                Turner                 Turner               Turner
                                                     Small Cap            Micro Cap               Small Cap           Technology
                                                   Growth Fund            Growth Fund            Equity Fund             Fund
                                              --------------------------------------------------------------------------------------
                                                   10/1/04 thru          10/1/04 thru           10/1/04 thru         10/1/04 thru
                                                      3/31/05               3/31/05                3/31/05              3/31/05
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                         $     265            $     473              $     98              $     2
    Interest                                                47                  344                    18                    2
    Securities lending                                      83                  128                    --                    5
    Foreign taxes withheld                                  --                   --                    --                   --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                             395                  945                   116                    9
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                             1,251                2,049                   180                   66
    Administrator fees                                     188                  307                    30                   12
    Distribution fees (2)                                   --                   --                    50                   --
    Shareholder service fees (2)                            --                   --                    --                   --
    Transfer agent fees                                    214                  355                    39                   35
    Custodian fees                                          32                   39                    34                    4
    Professional fees                                       38                   53                     5                    3
    Printing fees                                           29                   49                     5                    2
    Trustees' fees                                          10                   16                     1                    1
    Registration fees                                        5                    8                     1                    1
    Insurance and other fees                                13                   20                     2                    1
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                    1,780                2,896                   347                  125
    Less:
          Investment advisory fee waiver                  (215)                 (27)                  (67)                 (17)
          Reimbursement from adviser                        --                   --                    --                   --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                      1,565                2,869                   280                  108
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                  (1,170)              (1,924)                 (164)                 (99)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                                  11,128               30,109                    80                 (240)
    Net unrealized appreciation
       (depreciation) of
       investment securities                               694               21,999                 1,858                1,358
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                   11,822               52,108                 1,938                1,118
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                 $10,652              $50,184                $1,774               $1,019
====================================================================================================================================

                                                       Turner
                                                    Concentrated          Turner
                                                       Growth          New Enterprise
                                                        Fund               Fund
                                              ------------------------------------------
                                                    10/1/04 thru       10/1/04 thru
                                                       3/31/05            3/31/05
----------------------------------------------------------------------------------------
Investment Income:
    Dividend                                          $    62            $      7
    Interest                                                4                   2
    Securities lending                                     12                   5
    Foreign taxes withheld                                 --                  --
----------------------------------------------------------------------------------------
       Total Investment Income                             78                  14
----------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                              154                  64
    Administrator fees                                     28                  10
    Distribution fees (2)                                  --                 --
    Shareholder service fees (2)                           --                 --
    Transfer agent fees                                    37                  24
    Custodian fees                                         11                   4
    Professional fees                                       6                   2
    Printing fees                                           4                   2
    Trustees' fees                                          2                   1
    Registration fees                                       1                  --
    Insurance and other fees                                2                   1
----------------------------------------------------------------------------------------
       Total expenses                                     245                 108
    Less:
          Investment advisory fee waiver                  (44)                (27)
          Reimbursement from adviser                       --                  --
----------------------------------------------------------------------------------------
       Net expenses                                       201                  81
----------------------------------------------------------------------------------------
          Net investment income (loss)                   (123)                (67)
----------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                                  2,337                 929
    Net unrealized appreciation
       (depreciation) of
       investment securities                              253                 524
----------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                   2,590               1,453
----------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                 $2,467              $1,386
========================================================================================

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                              Turner Large Cap Growth Fund            Turner Core Growth Fund (1)
                                                          --------------------------------------------------------------------------
                                                            10/1/04 thru         year ended       10/1/04 thru          year ended
                                                               3/31/05             9/30/04           3/31/05              9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                           $        20            $     110        $     (4)            $    (15)
    Net realized gain from securities sold                       3,095                3,472             485                  709
    Net change in unrealized
       appreciation (depreciation)
       of investments                                             (394)                (298)            (12)                (162)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                        2,721                3,284             469                  532
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                              (53)                 (87)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                        (53)                 (87)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                 13,387               50,271              --                   --
    Proceeds from shares issued in lieu
       of cash distributions                                        53                   87              --                   --
    Cost of shares redeemed                                    (20,144)             (64,980)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                 (6,704)             (14,622)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                     --                   --             426                  341
    Cost of shares redeemed                                         --                   --            (595)              (1,321)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class II
    Shares transactions                                             --                   --            (169)                (980)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                          (6,704)             (14,622)           (169)                (980)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                  (4,036)             (11,425)            300                 (448)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                    67,991               79,416           5,080                5,528
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                         $63,955             $ 67,991          $5,380               $5,080
====================================================================================================================================
Undistributed net investment income
    (accumulated net investment loss)                       $        9           $       42        $     (4)                  --
====================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                       2,652               10,119              --                   --
    Issued in lieu of cash distributions                            10                   17              --                   --
    Redeemed                                                    (3,978)             (13,274)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                           (1,316)              (3,138)             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                          --                   --              43                   39
    Redeemed                                                        --                   --             (61)                (152)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decreased) in Class II Shares                             --                   --             (18)                (113)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                               (1,316)              (3,138)            (18)                (113)
====================================================================================================================================

(1) Effective February 25, 2005, the Constellation Funds reorganized the Constellation TIP Tax Managed U.S. Equity Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. For additional information see Note 1 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

56    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                  Turner Strategic Growth Fund
                                                         ---------------------------------------------
                                                              10/1/04 thru            year ended
                                                                 3/31/05                9/30/04
------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                               $    (24)              $    (33)
    Net realized gain from securities sold                          146                    211
    Net change in unrealized
       appreciation (depreciation)
       of investments                                               267                    (12)
------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                           389                    166
------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                --                     --
------------------------------------------------------------------------------------------------------
          Total dividends and distributions                          --                     --
------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                   3,856                  2,372
    Proceeds from shares issued in lieu
       of cash distributions                                         --                     --
    Cost of shares redeemed                                      (1,947)                (1,659)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                   1,909                    713
------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                      --                     --
    Cost of shares redeemed                                          --                     --
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class II
    Shares transactions                                              --                     --
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                            1,909                    713
------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    2,298                    879
------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                      4,430                  3,551
------------------------------------------------------------------------------------------------------
    End of year/period                                           $6,728                 $4,430
======================================================================================================
Undistributed net investment income
    (accumulated net investment loss)                           $   (24)                    --
======================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                          361                    235
    Issued in lieu of cash distributions                             --                     --
    Redeemed                                                       (179)                  (167)
------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                               182                     68
------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                           --                     --
    Redeemed                                                         --                     --
------------------------------------------------------------------------------------------------------
Increase (decreased) in Class II Shares                              --                     --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                   182                     68
======================================================================================================

                                                                  Turner Midcap Growth Fund          Turner Small Cap Growth Fund
                                                         ---------------------------------------------------------------------------
                                                             10/1/04 thru           year ended    10/1/04 thru           year ended
                                                                3/31/05               9/30/04        3/31/05               9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                             $    (3,712)          $   (7,574)    $   (1,170)            $  (2,148)
    Net realized gain from securities sold                        51,939               78,392         11,128                29,912
    Net change in unrealized
       appreciation (depreciation)
       of investments                                             68,483              (22,549)           694                (3,548)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                        116,710               48,269         10,652                24,216
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                 --                   --             --                    --
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                           --                   --             --                    --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                  151,574              433,824         37,067               134,231
    Proceeds from shares issued in lieu
       of cash distributions                                          --                  --              --                    --
    Cost of shares redeemed                                     (193,468)            (398,027)       (48,488)             (114,025)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                  (41,894)              35,797        (11,421)               20,206
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                      259                1,285             --                    --
    Cost of shares redeemed                                         (233)                (268)            --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class II
    Shares transactions                                               26                1,017             --                    --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                           (41,868)              36,814        (11,421)               20,206
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    74,842               85,083           (769)               44,422
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                     859,294              774,211        237,213               192,791
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                         $ 934,136            $ 859,294       $236,444              $237,213
====================================================================================================================================
Undistributed net investment income
    (accumulated net investment loss)                          $  (3,712)                  --       $ (1,170)                   --
====================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                         6,564               19,641          1,637                 6,279
    Issued in lieu of cash distributions                              --                   --             --                    --
    Redeemed                                                      (8,274)             (18,363)        (2,121)               (5,366)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                             (1,710)               1,278           (484)                  913
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                            11                   58             --                    --
    Redeemed                                                         (10)                 (13)            --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decreased) in Class II Shares                                1                   45             --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                 (1,709)               1,323           (484)                  913
====================================================================================================================================


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                          Turner Micro Cap Growth Fund           Turner Small Cap Equity Fund
                                                    --------------------------------------------------------------------------------
                                                        10/1/04 thru         year ended       10/1/04 thru          year ended
                                                           3/31/05             9/30/04           3/31/05              9/30/04
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                 $   (1,924)         $   (2,886)         $   (164)          $     (52)
    Net realized gain (loss) from securities sold           30,109              46,458                80               3,270 (1)
    Net change in unrealized appreciation
    (depreciation) of investments                           21,999              17,638             1,858                 708
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                         50,184              61,210             1,774               3,926
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Realized capital gains
       Class I Shares                                      (48,588)             (6,514)               --                  --
       Class II Shares                                          --                  --                --              (1,316)
    Return of capital
       Class II Shares                                          --                  --                --                 (51)
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                (48,588)             (6,514)               --              (1,367)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                             69,613             135,004                --                  --
    Proceeds from shares issued in lieu
       of cash distributions                                47,598               6,268                --                  --
    Cost of shares redeemed                                (48,480)            (83,116)               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                             68,731              58,156                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                 --                  --            27,059              54,757
    Proceeds from shares issued in lieu
       of cash distributions                                    --                  --                --               1,362
    Cost of shares redeemed                                     --                  --            (1,309)            (42,064) (2)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                --                  --            25,750              14,055
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                           68,731              58,156            25,750              14,055
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets              70,327             112,852            27,524              16,614
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                               366,692             253,840            29,171              12,557
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                    $437,019            $366,692           $56,695             $29,171
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                           $ (1,925)           $     (1)          $   (164)                --
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                   1,383               2,824                --                  --
    Issued in lieu of cash distributions                       982                 137                --                  --
    Redeemed                                                  (970)             (1,764)               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                        1,395               1,197                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                      --                  --             1,800               4,083
    Issued in lieu of cash distributions                        --                  --                --                 106
    Redeemed                                                    --                  --               (88)             (3,116)(2)
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                     --                  --             1,712               1,073
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                            1,395               1,197             1,712               1,073
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes realized gain of $3,104,328 due to in-kind redemption (see Note 10 in Notes to Financial Statements).
(2) Includes redemptions as a result of in-kind transfers of securities (see
    Note 10 in Notes to Financial Statements).
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

58    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                               Turner Technology Fund             Turner Concentrated Growth Fund
                                                    ----------------------------------------  --------------------------------------
                                                        10/1/04 thru             year ended     10/1/04 thru           year ended
                                                           3/31/05                 9/30/04         3/31/05               9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                 $     (99)              $    (309)       $     (123)          $     (475)
    Net realized gain (loss) from securities sold            (240)                  2,395             2,337                 (396)
    Net change in unrealized appreciation
    (depreciation) of investments                           1,358                  (1,105)              253                 (545)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                         1,019                     981             2,467               (1,416)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Realized capital gains
       Class I Shares                                          --                      --                --                   --
       Class II Shares                                         --                      --                --                   --
    Return of capital
       Class II Shares                                         --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                    --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                             1,284                   5,588             5,073               15,356
    Proceeds from shares issued in lieu
       of cash distributions                                   --                      --                --                   --
    Cost of shares redeemed                                (4,626)                (10,235)          (14,721)             (21,835)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                            (3,342)                 (4,647)           (9,648)              (6,479)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                --                      --                --                   --
    Proceeds from shares issued in lieu
       of cash distributions                                   --                      --                --                   --
    Cost of shares redeemed                                    --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                               --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                          (3,342)                 (4,647)           (9,648)              (6,479)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets             (2,323)                 (3,666)           (7,181)              (7,895)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                               16,030                  19,696            39,109               47,004
-----------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                    $13,707                $ 16,030          $ 31,928             $ 39,109
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                           $   (99)                     --          $   (123)                  --
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                    209                     896               797                2,338
    Issued in lieu of cash distributions                       --                      --                --                   --
    Redeemed                                                 (750)                 (1,714)           (2,298)              (3,394)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                        (541)                   (818)           (1,501)              (1,056)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                     --                      --                --                   --
    Issued in lieu of cash distributions                       --                      --                --                   --
    Redeemed                                                   --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                    --                      --                --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                            (541)                   (818)           (1,501)              (1,056)
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Turner  New Enterprise Fund
                                                    ---------------------------------------
                                                        10/1/04 thru           year ended
                                                           3/31/05               9/30/04
-------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                 $      (67)            $    (150)
    Net realized gain (loss) from securities sold              929                (1,382)
    Net change in unrealized appreciation
    (depreciation) of investments                              524                   224
-------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                          1,386                (1,308)
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Realized capital gains
       Class I Shares                                           --                    --
       Class II Shares                                          --                    --
    Return of capital
       Class II Shares                                          --                    --
-------------------------------------------------------------------------------------------
          Total dividends and distributions                     --                    --
-------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                              6,322                25,236
    Proceeds from shares issued in lieu
       of cash distributions                                    --                    --
    Cost of shares redeemed                                 (9,663)              (26,591)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                             (3,341)               (1,355)
-------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                 --                    --
    Proceeds from shares issued in lieu
       of cash distributions                                    --                    --
    Cost of shares redeemed                                     --                    --
-------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                --                    --
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                           (3,341)               (1,355)
-------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets              (1,955)               (2,663)
-------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                10,805                13,468
-------------------------------------------------------------------------------------------
    End of year/period                                   $   8,850              $ 10,805
-------------------------------------------------------------------------------------------
Accumulated net investment loss                          $     (67)                   --
-------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                   1,218                 4,681
    Issued in lieu of cash distributions                        --                    --
    Redeemed                                                (1,852)               (5,392)
-------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                         (634)                 (711)
-------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                      --                    --
    Issued in lieu of cash distributions                        --                    --
    Redeemed                                                    --                    --
-------------------------------------------------------------------------------------------
Increase in Class II Shares                                     --                    --
-------------------------------------------------------------------------------------------
Net increase (decrease) in shares                             (634)                 (711)
-------------------------------------------------------------------------------------------

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Realized and
               Net asset             Net             unrealized                       Dividends    Distributions
                value,           investment             gains               Total      from net        from
               beginning           Income            (losses) on            from      investment      capital            Total
               of period           (Loss)            investments         operations     income         gains         distributions
------------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*              $ 4.83            -- (5)                0.19               0.19        --**          --                 --
2004               $ 4.62            --                    0.21               0.21        --**          --                 --
2003               $ 3.50            --                    1.12               1.12        --**          --                 --
2002               $ 4.70            --                   (1.20)             (1.20)       --            --                 --
2001               $ 9.81            --                   (5.11)             (5.11)       --            --                 --
2000 (1)           $10.00            --                   (0.19)             (0.19)       --            --                 --
--------------------------------------------
Turner Core Growth Fund-- Class II Shares(2)
--------------------------------------------
2005*              $ 8.84            (0.01)                0.83               0.82        --            --                 --
2004               $ 8.04            (0.03)                0.83               0.80        --            --                 --
2003               $ 6.29            (0.03)                1.78               1.75        --            --                 --
2002               $ 8.18            (0.03)               (1.86)             (1.89)       --            --                 --
2001(3)            $10.00               --                (1.82)             (1.82)       --            --                 --
------------------------------------------------
Turner Strategic Growth Fund-- Class I Shares(4)
------------------------------------------------
2005*              $ 9.88            (0.04)                0.83               0.79        --            --                 --
2004               $ 9.35            (0.07)                0.60               0.53        --            --                 --
2003               $ 6.59            (0.06)                2.82               2.76        --            --                 --
2002               $ 9.01            (0.08)               (2.34)             (2.42)       --            --                 --
2001               $26.20            (0.10)(5)           (11.63)            (11.73)       --           (5.46)             (5.46)
2000               $18.90            (0.16)                8.94               8.78        --           (1.48)             (1.48)
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2005*              $20.99            (0.09) (5)            2.91               2.82        --            --                 --
2004               $19.54            (0.18) (5)            1.63               1.45        --            --                 --
2003               $13.78            (0.14) (5)            5.90               5.76        --            --                 --
2002               $17.40            (0.14)               (3.48)             (3.62)       --            --                 --
2001               $46.52            (0.16)              (25.89)            (26.05)       --           (3.07)             (3.07)
2000               $25.53            (0.10)               23.79              23.69        --           (2.70)             (2.70)
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2005*              $20.69            (0.15) (5)            2.87               2.72        --            --                 --
2004               $19.36            (0.28) (5)            1.61               1.33        --            --                 --
2003               $13.72            (0.23) (5)            5.87               5.64        --            --                 --
2002               $17.41            (0.22) (5)           (3.47)              3.69        --            --                 --
2001 (7)           $17.30               --                 0.11               0.11        --            --                 --
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*              $21.33            (0.11)                1.00               0.89        --            --                 --
2004               $18.88            (0.19)                2.64               2.45        --            --                 --
2003               $12.62            (0.12)                6.38               6.26        --            --                 --
2002               $15.65            (0.20)               (2.83)             (3.03)       --            --                 --
2001               $44.79            (0.04)              (18.63)            (18.67)       --          (10.47)            (10.47)
2000               $34.20            (0.12)               17.89              17.77        --           (7.18)             (7.18)

* For the six-month period ended March 31, 2005. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) Effective February 25, 2005, the Constellation Funds reorganized the Constellation TIP Tax Managed U.S. Equity Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. Prior to the reorganization, the Constellation TIP Tax Managed U.S. Equity Fund changed its name to the Constellation TIP Core Growth Fund. It also changed the Fund's non-fundamental investment objective from seeking long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders to seeking long-term capital appreciation. For additional information see Note 1 in Notes to Financial Statements.

60    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------



                                                        Net              Ratio of         Ratio of total
                Net asset                           assets end         net expenses          expenses
               value, end         Total              of period          to average          to average
                of period        return                (000)            net assets++        net assets
-----------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*            $ 5.02            4.01%+         $   63,955              0.75%               1.04%
2004             $ 4.83            4.64%          $   67,991              0.75%               0.94%
2003             $ 4.62           32.01%          $   79,416              0.75%               0.97%
2002             $ 3.50          (25.53)%         $   59,971              0.65%               0.90%
2001             $ 4.70          (52.09)%         $   53,048              0.74%               1.03%
2000 (1)         $ 9.81           (1.90)%+        $    4,656              0.75%               3.35%
--------------------------------------------
Turner Core Growth Fund-- Class II Shares(2)
--------------------------------------------
2005*            $ 9.66            9.28%+         $    5,380              1.13%               2.03%
2004             $ 8.84            9.95%          $    5,080              1.25%               1.97%
2003             $ 8.04           27.82%          $    5,528              1.25%               2.14%
2002             $ 6.29          (23.11)%         $    4,747              1.25%               1.91%
2001(3)          $ 8.18          (18.20)%+        $    6,949              1.25%               5.35%
------------------------------------------------
Turner Strategic Growth Fund-- Class I Shares(4)
------------------------------------------------
2005*            $10.67            8.00%+         $    6,728              1.25%               1.74%
2004             $ 9.88            5.67%          $    4,430              1.25%               1.83%
2003             $ 9.35           41.88%          $    3,551              1.25%               1.53%
2002             $ 6.59          (26.86)%         $    4,847              1.26%(6)            5.98%(6)
2001             $ 9.01          (53.71)%         $    9,776              1.25%(6)            3.49%(6)
2000             $26.20           47.49%          $   41,555              0.84%(6)            1.37%(6)
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2005*            $23.81           13.43%+         $  932,536              1.19%               1.19%
2004             $20.99            7.42%          $  857,899              1.16%               1.16%
2003             $19.54           41.80%          $  773,788              1.15%               1.18%
2002             $13.78          (20.80)%         $  561,244              1.05%               1.16%
2001             $17.40          (59.00)%         $  595,761              1.04%               1.12%
2000             $46.52           97.35%          $1,203,756              1.03%               1.07%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2005*            $23.41           13.15%+         $    1,600              1.70%               1.70%
2004             $20.69            6.87%          $    1,395              1.66%               1.66%
2003             $19.36           41.11%          $      423              1.65%               1.68%
2002             $13.72          (21.19)%         $      102              1.55%               1.66%
2001 (7)         $17.41            0.64%+         $        7              1.54%               1.95%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*            $22.22            4.17%+         $  236,444              1.25%               1.42%
2004             $21.33           12.98%          $  237,213              1.25%               1.41%
2003             $18.88           49.60%          $  192,791              1.25%               1.41%
2002             $12.62          (19.36)%         $  144,181              1.25%               1.40%
2001             $15.65          (49.81)%         $  241,876              1.25%               1.40%
2000             $44.79           56.07%          $  528,928              1.25%               1.27%

               Ratio of net
                investment
               income (loss)        Portfolio
                to average          turnover
               net assets++          rate+++
----------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*             0.06%               81.45%
2004              0.11%              165.94%
2003              0.03%              201.35%
2002                -- %             272.99%
2001             (0.14)%             376.49%
2000 (1)         (0.14)%             128.14%
--------------------------------------------
Turner Core Growth Fund-- Class II Shares(2)
--------------------------------------------
2005*            (0.16)%              97.99%
2004             (0.27)%             104.00%
2003             (0.34)%             187.00%
2002             (0.33)%             313.00%
2001(3)          (0.20)%              91.00%
------------------------------------------------
Turner Strategic Growth Fund-- Class I Shares(4)
------------------------------------------------
2005*             (0.74)%            105.04%
2004              (0.70)%            262.01%
2003              (0.77)%            282.15%
2002              (0.71)%            391.98%
2001              (0.69)%            400.04%
2000              (0.71)%            131.19%
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2005*            (0.79)%              66.76%
2004             (0.84)%             167.17%
2003             (0.87)%             208.80%
2002             (0.81)%             259.62%
2001             (0.77)%             335.57%
2000             (0.68)%             306.97%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2005*            (1.29)%              66.76%
2004             (1.35)%             167.17%
2003             (1.36)%             208.80%
2002             (1.25)%             259.62%
2001 (7)         (1.04)%             335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*            (0.93)%              71.61%
2004             (0.95)%             151.02%
2003             (0.79)%             187.95%
2002             (0.99)%             188.34%
2001             (0.96)%             176.11%
2000             (0.93)%             203.01%

(3) Commenced operations on February 28, 2001. All ratios for the period have been annualized.
(4) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002 the Mercury Select Growth Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure. Prior to June 19, 2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.
(5) Based on average shares outstanding.
(6) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(7) Commenced operations on September 24, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               Realized and
               Net asset                        unrealized                          Dividends        Distributions
                value,            Net              gains             Total          from net             from             Return
               beginning      investment        (losses) on          from          investment           capital             of
               of period         loss           investments       operations         income              gains            Capital
------------------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*              $50.02           (0.13)          6.64              6.51            --                 (6.45)             --
2004               $41.38           (0.39)         10.04              9.65            --                 (1.01)             --
2003               $32.04           (0.25)          9.59              9.34            --                   --               --
2002               $32.08           (0.33)          0.29 (1)         (0.04)           --                   --               --
2001               $45.92           (0.12)         (9.02)            (9.14)           --                 (4.70)             --
2000               $21.09           (0.18)         26.52             26.34            --                 (1.51)             --
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2005*              $13.92           (0.06) (5)      1.03              0.97            --                   --               --
2004               $12.27           (0.02)          2.95              2.93            --                 (1.23)          (0.05)
2003               $ 9.30           (0.02)          3.00              2.98           (0.01)                --               --
2002 (2)           $10.00           --             (0.70)            (0.70)           --                   --               --
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2005*              $ 5.55           (0.04)          0.33              0.29            --                   --               --
2004               $ 5.31           (0.10)          0.34              0.24            --                   --               --
2003               $ 3.03           (0.04)          2.32              2.28            --                   --               --
2002               $ 4.88           (0.06)         (1.79)            (1.85)           --                   --               --
2001               $32.69           (0.15)        (23.42)           (23.57)           --                 (4.24)             --
2000               $14.06           (0.16)         20.33             20.17            --                 (1.54)             --
------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------
2005*              $ 5.82           (0.02)          0.32              0.30            --                   --               --
2004               $ 6.05           (0.07)         (0.16)            (0.23)           --                   --               --
2003               $ 4.03           (0.04)          2.06              2.02            --                   --               --
2002               $ 5.76             .--          (1.73)            (1.73)           --                   --               --
2001               $24.74           (0.09)        (14.96)           (15.05)           --                 (3.93)             --
2000               $13.99           (0.11)         13.06             12.95            --                 (2.20)             --
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2005*              $ 4.52           (0.03) (5)      0.55              0.52            --                   --               --
2004               $ 4.34           (0.06)          0.24 (1)          0.18            --                   --               --
2003               $ 2.27           (0.02)          2.09              2.07            --                   --               --
2002               $ 3.29           (0.04)         (0.98)            (1.02)           --                   --               --
2001 (3)           $12.52           (0.03)         (9.20)            (9.17)           --                   --               --
2000 (4)           $10.00           (0.01)          2.53              2.52            --                   --               --

* For the six-month period ended March 31, 2005. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(3) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.
(4) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
(5) Based on average shares outstanding.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


62    TURNER FUNDS 2005 SEMIANNUAL REPORT


                                                                              Net                Ratio of         Ratio of total
                                    Net asset                             assets end           net expenses          expenses
                   Total           value, end            Total             of period            to average          to average
               distributions        of period           return               (000)              net assets++        net assets
------------------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*               (6.45)          $50.08              13.45%+            $437,019               1.40%               1.41%
2004                (1.01)          $50.02              23.54%             $366,692               1.40%               1.42%
2003                  --            $41.38              29.15%             $253,840               1.40%               1.44%
2002                  --            $32.04              (0.12)%            $178,130               1.31%               1.42%
2001                (4.70)          $32.08             (20.23)%            $160,010               1.25%               1.40%
2000                (1.51)          $45.92             129.02%             $187,107               1.25%               1.35%
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2005*                 --            $14.89               6.97%+            $ 56,695               1.39%               1.72%
2004                (1.28)          $13.92              24.75%             $ 29,171               1.35%               1.94%
2003                (0.01)          $12.27              32.04%             $ 12,557               1.32%               2.05%
2002 (2)              --            $ 9.30              (7.00)%+           $  7,260               1.35%               3.02%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2005*                 --            $ 5.84               5.23%+            $ 13,707               1.29%               1.50%
2004                  --            $ 5.55               4.52%             $ 16,030               1.65%               1.80%
2003                  --            $ 5.31              75.25%             $ 19,696               1.13%               1.49%
2002                  --            $ 3.03             (37.91)%            $ 11,662               0.88%               1.43%
2001                 (4.24)         $ 4.88             (81.12)%            $ 25,147               1.21%               1.58%
2000                 (1.54)         $32.69             149.35%             $169,353               1.35%               1.67%
------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------
2005*                 --            $ 6.12               5.15%+            $ 31,928               1.07%               1.30%
2004                  --            $ 5.82              (3.80)%            $ 39,109               1.42%               1.57%
2003                  --            $ 6.05              50.12%             $ 47,004               1.23%               1.60%
2002                  --            $ 4.03             (30.03)%            $ 29,182               0.30%               1.17%
2001                 (3.93)         $ 5.76             (70.40)%            $ 56,803               1.05%               1.32%
2000                 (2.20)         $24.74              98.58%             $246,621               1.26%               1.62%
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2005*                 --            $ 5.04              11.50%+            $  8,850               1.19%               1.59%
2004                  --            $ 4.52               4.15%             $ 10,805               1.18%               1.51%
2003                  --            $ 4.34              91.19%             $ 13,468               1.16%               1.99%
2002                  --            $ 2.27             (31.00)%            $  3,198               0.98%               2.04%
2001 (3)              --            $ 3.29             (73.72)%            $  6,144               1.28%               3.13%
2000 (4)              --            $12.52              25.20%+            $ 13,750               1.35%               2.87%

               Ratio of net
                investment
                   loss               Portfolio
                to average            turnover
               net assets++            rate+++
--------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2005*             (0.94)%               38.67%
2004              (0.85)%              122.45%
2003              (0.81)%              147.77%
2002              (0.88)%               88.89%
2001              (0.50)%              121.96%
2000              (0.79)%              179.08%
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2005*             (0.81)%               88.99%
2004              (0.25)%              221.99%
2003              (0.26)%              287.39%
2002 (2)          (0.07)%               86.94%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2005*             (1.19)%               65.54%
2004              (1.50)%              331.52%
2003              (0.97)%              523.75%
2002              (0.84)%              734.40%
2001              (1.10)%              727.24%
2000              (1.10)%            1,340.92%
------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------
2005*             (0.65)%              177.92%
2004              (0.99)%              498.78%
2003              (0.90)%              762.18%
2002              (0.03)%            1,182.61%
2001              (0.76)%            1,117.77%
2000              (0.90)%            1,590.94%
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2005*             (1.38)%              115.61%
2004              (0.83)%              382.08%
2003              (0.95)%              451.37%
2002              (0.92)%              754.09%
2001 (3)          (1.04)%              758.98%
2000 (4)          (0.83)%               83.02%

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2005


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten active portfolios. The financial statements included herein are those of the Turner Large Cap Growth Fund (the "Large Cap Growth Fund" (formerly the Turner Disciplined Large Cap Growth Fund)), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Strategic Growth Fund (the "Strategic Growth Fund" (formerly the Turner Large Cap Growth Opportunities
Fund)), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund") and the Turner New Enterprise Fund (the "New Enterprise Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund, the Strategic Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective February 25, 2005, the Board of Trustees (the "Board") of the Constellation Funds voted to approve a proposal to reorganize the Constellation TIP Tax Managed U.S. Equity Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. Prior to the reorganization, the Constellation TIP Tax Managed U.S. Equity Fund changed its name to the Constellation TIP Core Growth Fund. It also changed the Fund's non-fundamental investment objective from seeking long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders to seeking long-term capital appreciation. Each shareholder received a number of shares of the Turner Core Growth Fund equal in dollar value and in the number of shares of the Constellation TIP Tax Managed U.S. Equity Fund.

The Turner Core Growth Fund's Statement of Operations and Statements of Changes include activity of the Constellation TIP Tax Managed U.S. Equity Fund prior to the reorganization on February 25, 2005.

As of March 31, 2005, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Micro Cap Growth and Small Cap Growth Funds were closed to new investors on March 7, 2000 and July 31, 2004, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in

64    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


   determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Constellation Investment Distribution Company, Inc. (the "Distributor") provides distribution services and shareholder servicing to the Funds under separate Distribution and Shareholder Servicing Agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND
   DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six-months ended March 31, 2005, SEI was paid $380,325 by Turner.

The Large Cap Growth, Core Growth, Strategic Growth, Midcap Growth, Small Cap Equity and Concentrated Growth Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds during the six-month period ended March 31, 2005:
                                                   AMOUNT
                                                ------------
Large Cap Growth Fund                            $  34,143
Core Growth Fund                                     5,831
Strategic Growth Fund                                2,471
MidCap Growth Fund                                 751,487
Small Cap Growth Fund                              174,631
Micro Cap Growth Fund                              298,009
Small Cap Equity Fund                               22,748
Technology Fund                                      9,509
Concentrated Growth Fund                            13,147
New Enterprise Fund                                  9,414

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management, LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Equity Fund.

For its services, Turner and Turner Investment Management, LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be ter-


                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 65

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

minated at any time. Accordingly, the advisory fee and expense caps for certain Funds are as follows:

                                                   TOTAL
                                    ADVISORY      EXPENSE
                                      FEES          CAP
                                      -----       ------
Large Cap Growth Fund                 0.60%        0.75%
Core Growth Fund                      0.75         0.59
Strategic Growth Fund                 0.75         1.25
Midcap Growth Fund                    0.75         1.25(1)
Small Cap Growth Fund                 1.00         1.25
Micro Cap Growth Fund                 1.00         1.40
Small Cap Equity Fund(2)              0.95         1.45

(1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.
(2) TURNER MANAGEMENT, LLCHAD CONTRACTUALLY AGREED TO REDUCE THE ADVISORY FEE BY 0.10% FROM 0.95% TO 0.85% AND TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2005. EFFECTIVE FEBRUARY 1, 2005 THIS WAIVER WAS DISCONTINUED.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. Effective April 1, 2005, the Fund's base fee (1.10% for all Funds) is accrued daily and paid monthly, based on the Fund's average net assets during the current month. Prior to April 1, 2005, the Fund's advisory fee was accrued daily based on the lowest advisory fee rate (0.70% for all Funds) and adjusted at month end for relative performance.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                          BASE      ANNUAL                 OTHER
                        ADVISORY  ADJUSTMENT  BENCHMARK   EXPENSES
                           FEE       RATE    THRESHOLD(1)   CAP
                         ------    -------   -----------  --------
Technology Fund           1.10%    +/-0.40%   +/-2.00%      0.50%
Concentrated Growth Fund  1.10     +/-0.40    +/-2.50       0.25
New Enterprise Fund       1.10     +/-0.40    +/-2.50       0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the six-month period ended March 31, 2005, the Funds' advisory fees were adjusted in accordance with the policy described above:

                             BASE                NET ADVISORY
                           ADVISORY  PERFORMANCE  FEE BEFORE
                              FEE    ADJUSTMENT    WAIVERS
                            -------  ----------   --------
Technology Fund           $ 91,455   $(25,333)    $ 66,122
Concentrated Growth Fund   207,453    (53,406)     154,047
New Enterprise Fund         74,913    (10,795)      64,118

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2005, were as follows (000):


                                   PURCHASES        SALES
                                 -----------   ----------
Large Cap Growth Fund            $  52,600     $  57,858
Core Growth Fund                     5,216         5,519
Strategic Growth Fund                8,507         6,676
Midcap Growth Fund                 629,491       686,786
Small Cap Growth Fund              175,600       177,082
Micro Cap Growth Fund              143,952       159,224
Small Cap Equity Fund               60,277        34,552
Technology Fund                     10,694        13,740
Concentrated Growth Fund            65,692        75,492
New Enterprise Fund                 14,867        18,545

7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

66    TURNER FUNDS 2005 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


The tax character of dividends and distributions declared during the years ended September 30, 2004 and September 30, 2003 were as follows (000):

                                      ORDINARY                 LONG-TERM             RETURN OF
                                       INCOME                CAPITAL GAIN             CAPITAL                 TOTAL
                                      --------               ------------            --------                 -----
Large Cap Growth Fund
       2004                             $  87                   $  --                  $ --                   $ 87
       2003                                 3                      --                    --                      3
Micro Cap Growth Fund
       2004                               330                   6,184                    --                  6,514
       2003                                --                      --                    --                     --
Small Cap Equity Fund
       2004                             1,006                     310                    51                  1,367
       2003                                 6                      --                    --                      6

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                          TOTAL
                                                                                                      DISTRIBUTABLE
                                      UNDISTRIBUTED UNDISTRIBUTED   CAPITAL      POST-                  EARNINGS
                                        ORDINARY      LONG-TERM      LOSS       OCTOBER  UNREALIZED   (ACCUMULATED
                                         INCOME     CAPITAL GAIN CARRYFORWARD   LOSSES  APPRECIATION     LOSSES)
                                      ------------- ------------ ------------   ------- ------------  -------------
Large Cap Growth Fund                    $  41       $    --      $ (30,532)    $ --      $ 7,379     $  (23,112)
Core Growth Fund                            --            --         (1,996)      --          699         (1,297)
Strategic Growth Fund                       --            --        (13,390)      --          350        (13,040)
Midcap Growth Fund                          --            --       (611,073)      --       96,991       (514,082)
Small Cap Growth Fund                       --            --       (153,296)      --       29,443       (123,853)
Micro Cap Growth Fund                    3,460        35,481          --          --       70,408        109,349
Small Cap Equity Fund                       --            --          --         (200)      1,843          1,643
Technology Fund                             --            --       (130,561)      --          435       (130,126)
Concentrated Growth Fund                    --            --       (157,347)   (3,566)        427       (160,486)
New Enterprise Fund                         --            --         (8,383)   (2,194)        914         (9,663)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


At September 30, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                 EXPIRING SEPTEMBER 30,
                                        -----------------------------------------------------------------------------
                                              2009               2010               2011                  TOTAL
                                        ----------------  ------------------ ------------------    ------------------
Large Cap Growth Fund                       $    --            $  15,394         $  15,138             $  30,532
Core Growth Fund                                 --                  179             1,817                 1,996
Strategic Growth Fund                         1,852                8,526             3,012                13,390
Midcap Growth Fund                               --              481,574           129,499               611,073
Small Cap Growth Fund                            --              127,301            25,995               153,296
Technology Fund                              13,991              108,584             7,986               130,561
Concentrated Growth Fund                     11,968              132,529            12,850               157,347
New Enterprise Fund                             815                7,183               385                 8,383

During the year ended September 30, 2004, the Large Cap Growth Fund, Core Growth Fund, Strategic Growth Fund, Midcap Growth Fund, Small Cap Growth Fund, Technology Fund, Concentrated Growth Fund, and New Enterprise Fund utilized capital loss carryforwards of $3,360,681, $691,319, $175,954, $79,483,450,
$29,946,092, $2,490,308, $2,985,261, and $835,882, respectively, to offset capital gains.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 67

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------


At March 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                      NET
                                                 FEDERAL      UNREALIZED        UNREALIZED        UNREALIZED
FUND                                            TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
----                                            --------     ------------      ------------      ------------
Large Cap Growth Fund                         $  57,784     $    8,675          $  (1,592)      $    7,083
Core Growth Fund                                  4,696            798               (110)             688
Strategic Growth Fund                             6,147            807               (207)             600
Midcap Growth Fund                              805,243        183,189            (16,006)         167,183
Small Cap Growth Fund                           234,479         39,724             (9,478)          30,246
Micro Cap Growth Fund                           464,477         99,919             (7,508)          92,411
Small Cap Equity Fund                            53,506          4,841             (1,117)           3,724
Technology Fund                                  12,045          2,216               (423)           1,793
Concentrated Growth Fund                         32,895          1,678               (968)             710
New Enterprise Fund                               7,910          1,592               (182)           1,410

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.


10. IN-KIND TRANSFER OF SECURITIES:

On June 24, 2004, the shareholders of the Small Cap Equity Fund redeemed 2,313,555 shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value of $28,634,186 on the date of the transaction with a gain of $3,104,328.

11. SUBSEQUENT EVENT:

On May 1, 2005, the Turner Small Cap Equity Fund was closed to new investors.


68    TURNER FUNDS 2005 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING
THE ADVISORY  AGREEMENT                                              (Unaudited)
--------------------------------------------------------------------------------

On November 19, 2004, the Board of Trustees had met to decide whether to approve the investment advisory agreement (the "Advisory Agreement") with respect to the Core Growth Fund. In preparation for the meeting, the Board requested and reviewed a wide variety of information from Turner Investment Partners, Inc. (the "Adviser"), including, among other things: (1) the performance of the Constellation TIP Tax Managed U.S. Equity Fund (which was proposed to be reorganized into the newly formed Core Growth Fund) (the "Predecessor Fund") over 1, 3, 6 and 9 months and one, two, three and five year periods ended September 30, 2004 compared to the Predecessor Fund's benchmarks; (2) the contractual and actual compensation proposed to be paid under the Advisory Agreement as compared to the compensation paid to relevant peer groups; and (3) the proposed expense ratio of the Fund, with expense waivers, as compared to expense ratios for relevant peer groups. At the meeting, representatives from the Adviser presented additional oral and written information to the Trustees to help them evaluate the Adviser's fees and other aspects of their Advisory Agreement. The Trustees discussed the written materials that they received before the meeting and the Adviser's oral presentation and other information that the Trustees received at the meeting, and deliberated on the approval of the Adviser's Advisory Agreement in light of this information. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that the compensation payable to the Adviser pursuant to the Advisory Agreement with respect to the Core Growth Fund was fair and equitable; and (b) agreed to approve the Advisory Agreement for the Core Growth Fund.

On February 18, 2005, the Board held a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser and Turner Investment Management LLC (each an "Adviser" and together the "Advisers").

The materials described, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over 1, 3, 6 and 9 months and one, two, three and five year periods ended December 31, 2004 compared to the Funds' benchmarks and versus each Fund's respective peer group for the one- and three-year periods ended September 30, 2004; (3) the contractual and actual compensation to be paid under the Advisory Agreements as compared to the compensation paid to relevant peer groups, and the contractual advisory fees versus internal ly determined peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2004;
(9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; and (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential. At the meeting, representatives from the Advisers presented additional oral and written information to the Trustees to help them evaluate the Advisers' fees and other aspects of their Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that they received before the meeting and the Advisers' oral presentation and any other information that the Trustees received at the meeting, and deliberated on the approval of the Advisers' Advisory Agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Advisers and the Advisory Agreements: the performance of the Funds was generally competitive (in some cases performance was higher than the median and in others it was lower); the gross and net advisory fees were generally competitive (in some cases they were above the median and in other cases they were below the median); and the gross and net total expense ratios of the Funds were generally competitive (while in some cases the gross total expense ratio was higher than the median, the net total expense ratios of all of the Funds were below their respective medians). The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund was not large enough to attain significant economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Advisers' Advisory Agreements were fair and reasonable; (b) concluded that the Advisers' fees are reasonable in light of the services that they provide to the Funds; and (c) agreed to renew the Advisory Agreements for another year.

                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 69

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on a Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.


                         BEGINNING    ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE     DURING
                         10/01/04     3/31/05     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Turner Large Cap Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return    $1,000.00   $1,040.10      0.75%       $3.81
   Hypothetical Fund
     Return               1,000.00    1,021.19      0.75         3.78
--------------------------------------------------------------------------------
Turner Core Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,092.80      1.13         5.90
   Hypothetical Fund
     Return               1,000.00    1,019.30      1.13         5.69
--------------------------------------------------------------------------------
Turner Strategic Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,080.00      1.25         6.48
   Hypothetical Fund
     Return               1,000.00    1,018.70      1.25         6.29
--------------------------------------------------------------------------------
Turner Midcap Growth Fund Class I Shares
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,134.30      1.19         6.33
   Hypothetical Fund
     Return               1,000.00    1,019.00      1.19         5.99
--------------------------------------------------------------------------------
Turner Midcap Growth Fund Class II Shares
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,131.50      1.70         9.03
   Hypothetical Fund
     Return               1,000.00    1,016.45      1.70         8.55
--------------------------------------------------------------------------------
Turner Small Cap Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,041.70      1.25         6.36
   Hypothetical Fund
     Return               1,000.00    1,018.70      1.25         6.29
--------------------------------------------------------------------------------

                         BEGINNING    ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE     DURING
                         10/01/04     3/31/05     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Turner Micro Cap Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return    $1,000.00   $1,134.50      1.40%       $7.45
   Hypothetical Fund
     Return               1,000.00    1,017.95      1.40         7.04
--------------------------------------------------------------------------------
Turner Small Cap Equity Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,069.70      1.39         7.17
   Hypothetical Fund
     Return               1,000.00    1,018.00      1.39         6.99
--------------------------------------------------------------------------------
Turner Technology Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,052.30      1.29         6.60
   Hypothetical Fund
     Return               1,000.00    1,018.50      1.29         6.49
--------------------------------------------------------------------------------
Turner Concentrated Growth Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,051.50      1.07         5.47
   Hypothetical Fund
     Return               1,000.00    1,019.60      1.07         5.39
--------------------------------------------------------------------------------
Turner New Enterprise Fund
--------------------------------------------------------------------------------
   Actual Fund Return     1,000.00    1,115.00      1.19         6.27
   Hypothetical Fund
     Return               1,000.00    1,019.00      1.19         5.99
--------------------------------------------------------------------------------


*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/04 - 3/31/05)

70    TURNER FUNDS 2005 SEMIANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK








                                          TURNER FUNDS 2005 SEMIANNUAL REPORT 71

TURNER FUNDS



TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
CONSTELLATION INVESTMENT DISTRIBUTION
COMPANY, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.


The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management, LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com and (ii) on the Commission's website at http://www.sec.gov.

[TURNER FUNDS LOGO OMITTED]


TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com



TUR-SA-002-0400

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Turner Funds


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date 5/25/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date 5/25/05


By (Signature and Title)*                /s/ Peter J. Golden
                                         ---------------------------------------
                                         Peter J. Golden, Controller and CFO

Date 5/25/05
* Print the name and title of each signing officer under his or her signature.